UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.0%
3,669		Adient plc	$308
3,248	*	American Axle & Manufacturing Holdings, Inc	57
8,277		BorgWarner, Inc	424
2,087	e	Cooper Tire & Rubber Co	78
671	*	Cooper-Standard Holding, Inc	78
5,567		Dana Holding Corp	156
10,321		Delphi Automotive plc	1,015
1,044	*	Dorman Products, Inc	75
151,090		Ford Motor Co	1,808
1,363	*	Fox Factory Holding Corp	59
51,205		General Motors Co	2,068
11,053		Gentex Corp	219
1,424	*	Gentherm, Inc	53
9,313		Goodyear Tire & Rubber Co	310
6,846		Harley-Davidson, Inc	330
799	*	Horizon Global Corp	14
938		LCI Industries, Inc	109
2,691		Lear Corp	466
1,945	*	Modine Manufacturing Co	37
670	*	Motorcar Parts of America, Inc	20
313	*	Shiloh Industries, Inc	3
1,379		Spartan Motors, Inc	15
843		Standard Motor Products, Inc	41
1,055	*	Stoneridge, Inc	21
1,027		Superior Industries International, Inc	17
2,045		Tenneco, Inc	124
5,043	*	Tesla, Inc	1,720
1,931		Thor Industries, Inc	243
897		Tower International, Inc	24
1,140	*	Visteon Corp	141
799	*	VOXX International Corp (Class A)	7
1,185		Winnebago Industries, Inc	53

		TOTAL AUTOMOBILES & COMPONENTS	10,093

BANKS - 6.8%
625		1st Source Corp	32
486		Access National Corp	14
255		ACNB Corp	7
444	*	Allegiance Bancshares, Inc	16
374		American National Bankshares, Inc	15
1,390		Ameris Bancorp	67
387		Ames National Corp	12
402		Arrow Financial Corp	14
106	*	ASB Bancorp, Inc	5
5,921		Associated Banc-Corp	144
3,666		Astoria Financial Corp	79
706	*	Atlantic Capital Bancshares, Inc	13
1,598	e	Banc of California, Inc	33
666		Bancfirst Corp	38
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	38
3,345		Bancorpsouth, Inc	107
1,617		Bank Mutual Corp	16
381,635		Bank of America Corp	9,671
601		Bank of Commerce Holdings	7
1,630		Bank of Hawaii Corp	136

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

234		Bank of Marin Bancorp	$16
2,093		Bank of NT Butterfield & Son Ltd	77
4,451		Bank of the Ozarks, Inc	214
457		BankFinancial Corp	7
4,119		BankUnited	147
217		Bankwell Financial Group, Inc	8
1,278		Banner Corp	78
622		Bar Harbor Bankshares	20
31,388		BB&T Corp	1,473
361	e	BCB Bancorp, Inc	5
573		Bear State Financial, Inc	6
2,708		Beneficial Bancorp, Inc	45
1,314		Berkshire Hills Bancorp, Inc	51
901		Blue Hills Bancorp, Inc	17
2,322	*,e	BofI Holding, Inc	66
973		BOK Financial Corp	87
3,231		Boston Private Financial Holdings, Inc	54
683		Bridge Bancorp, Inc	23
2,984		Brookline Bancorp, Inc	46
630		Bryn Mawr Bank Corp	28
334	*	BSB Bancorp, Inc	10
241	*	Byline Bancorp, Inc	5
131		C&F Financial Corp	7
321	*	Cadence BanCorp	7
613		Camden National Corp	27
1,131		Capital Bank Financial Corp	46
447		Capital City Bank Group, Inc	11
5,027		Capitol Federal Financial	74
314	*	Capstar Financial Holdings, Inc	6
555		Carolina Financial Corp	20
2,923		Cathay General Bancorp	118
2,100		Centerstate Banks of Florida, Inc	56
1,125		Central Pacific Financial Corp	36
383		Central Valley Community Bancorp	9
152		Century Bancorp, Inc	12
504		Charter Financial Corp	9
2,638		Chemical Financial Corp	138
122		Chemung Financial Corp	6
5,233		CIT Group, Inc	257
105,543		Citigroup, Inc	7,677
533		Citizens & Northern Corp	13
19,392		Citizens Financial Group, Inc	734
597		City Holding Co	43
377	e	Civista Bancshares, Inc	8
856		Clifton Bancorp, Inc	14
498		CNB Financial Corp	14
1,467		CoBiz, Inc	29
326		Codorus Valley Bancorp, Inc	10
2,323		Columbia Banking System, Inc	98
6,704		Comerica, Inc	511
3,220		Commerce Bancshares, Inc	186
254		Commerce Union Bancshares, Inc	6
1,925		Community Bank System, Inc	106
837	*	Community Bankers Trust Corp	8
153		Community Financial Corp	5
651		Community Trust Bancorp, Inc	30
1,146		ConnectOne Bancorp, Inc	28
206		County Bancorp, Inc	6
673	*	CU Bancorp	26
2,189		Cullen/Frost Bankers, Inc	208
1,005	*	Customers Bancorp, Inc	33
4,043		CVB Financial Corp	98
1,325		Dime Community Bancshares	29
113		DNB Financial Corp	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,262	*	Eagle Bancorp, Inc	$85
5,625		East West Bancorp, Inc	336
192	*	Entegra Financial Corp	5
314		Enterprise Bancorp, Inc	11
828		Enterprise Financial Services Corp	35
402	*	Equity Bancshares, Inc	14
342		ESSA Bancorp, Inc	5
2,998	*	Essent Group Ltd	121
171		Evans Bancorp, Inc	7
356	e	Farmers & Merchants Bancorp, Inc	13
298		Farmers Capital Bank Corp	13
1,013		Farmers National Banc Corp	15
246	*	FB Financial Corp	9
1,363	*	FCB Financial Holdings, Inc	66
384		Federal Agricultural Mortgage Corp (Class C)	28
863		Fidelity Southern Corp	20
28,842		Fifth Third Bancorp	807
527		Financial Institutions, Inc	15
936		First Bancorp (NC)	32
6,201	*	First Bancorp (Puerto Rico)	32
498		First Bancorp, Inc	15
322		First Bancshares, Inc	10
1,476		First Busey Corp	46
360		First Business Financial Services, Inc	8
295		First Citizens Bancshares, Inc (Class A)	110
3,678		First Commonwealth Financial Corp	52
680		First Community Bancshares, Inc	20
542		First Connecticut Bancorp	15
368		First Defiance Financial Corp	19
2,385		First Financial Bancorp	62
2,466	e	First Financial Bankshares, Inc	111
384		First Financial Corp	18
175		First Financial Northwest, Inc	3
1,098	*	First Foundation, Inc	20
148	e	First Guaranty Bancshares, Inc	4
2,091		First Hawaiian, Inc	63
9,145		First Horizon National Corp	175
228		First Internet Bancorp	7
951		First Interstate Bancsystem, Inc	36
1,580		First Merchants Corp	68
380		First Mid-Illinois Bancshares, Inc	15
3,920		First Midwest Bancorp, Inc	92
327	*	First Northwest Bancorp	6
862		First of Long Island Corp	26
5,972		First Republic Bank	624
890	*	Flagstar Bancorp, Inc	32
1,083		Flushing Financial Corp	32
190		FNB Bancorp	6
12,570		FNB Corp	176
389	*	Franklin Financial Network, Inc	14
6,701		Fulton Financial Corp	126
903		German American Bancorp, Inc	34
2,999		Glacier Bancorp, Inc	113
412		Great Southern Bancorp, Inc	23
2,200		Great Western Bancorp, Inc	91
688	*	Green Bancorp, Inc	16
113		Greene County Bancorp, Inc	3
913		Guaranty Bancorp	25
3,286		Hancock Holding Co	159
1,297		Hanmi Financial Corp	40
406	*	HarborOne Bancorp, Inc	8
953		Heartland Financial USA, Inc	47
1,355		Heritage Commerce Corp	19
1,150		Heritage Financial Corp	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,919		Hilltop Holdings, Inc	$76
57		Hingham Institution for Savings	11
238		Home Bancorp, Inc	10
6,067		Home Bancshares, Inc	153
698	*	HomeStreet, Inc	19
667	*	HomeTrust Bancshares, Inc	17
5,041		Hope Bancorp, Inc	89
806		Horizon Bancorp	24
323	*	Howard Bancorp, Inc	7
42,297		Huntington Bancshares, Inc	591
1,963		IBERIABANK Corp	161
350	*,e	Impac Mortgage Holdings, Inc	5
1,031		Independent Bank Corp (MA)	77
863		Independent Bank Corp (MI)	20
679		Independent Bank Group, Inc	41
2,138		International Bancshares Corp	86
299	e	Investar Holding Corp	7
10,225		Investors Bancorp, Inc	140
137,006		JPMorgan Chase & Co	13,085
3,353		Kearny Financial Corp	52
42,498		Keycorp	800
1,629		Lakeland Bancorp, Inc	33
976		Lakeland Financial Corp	48
378		LCNB Corp	8
1,826		LegacyTexas Financial Group, Inc	73
176	*	LendingTree, Inc	43
833		Live Oak Bancshares, Inc	20
5,567		M&T Bank Corp	897
1,072		Macatawa Bank Corp	11
946		MainSource Financial Group, Inc	34
236	*	Malvern Bancorp, Inc	6
3,131		MB Financial, Inc	141
540		MBT Financial Corp	6
640		Mercantile Bank Corp	22
1,997		Meridian Bancorp, Inc	37
345		Meta Financial Group, Inc	27
13,096	*	MGIC Investment Corp	164
96		Middlefield Banc Corp	4
582		Midland States Bancorp, Inc	18
334	e	Midsouth Bancorp, Inc	4
406		MidWestOne Financial Group, Inc	14
213		MutualFirst Financial, Inc	8
984		National Bank Holdings Corp	35
257	e	National Bankshares, Inc	12
405	*	National Commerce Corp	17
1,121	*	Nationstar Mortgage Holdings, Inc	21
1,661		NBT Bancorp, Inc	61
17,474		New York Community Bancorp, Inc	225
301	*	Nicolet Bankshares, Inc	17
2,265	*	NMI Holdings, Inc	28
256		Northeast Bancorp	7
1,643		Northfield Bancorp, Inc	29
280		Northrim BanCorp, Inc	10
3,683		Northwest Bancshares, Inc	64
223	e	Norwood Financial Corp	7
1,226		OceanFirst Financial Corp	34
1,902		OFG Bancorp	17
160	e	Ohio Valley Banc Corp	6
361		Old Line Bancshares, Inc	10
4,858		Old National Bancorp	89
127		Old Point Financial Corp	4
1,237		Old Second Bancorp, Inc	17
796		Opus Bank	19
1,420		Oritani Financial Corp	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

297		Orrstown Financial Services, Inc	$7
860		Pacific Continental Corp	23
589	*	Pacific Mercantile Bancorp	5
1,516	*	Pacific Premier Bancorp, Inc	57
4,710		PacWest Bancorp	238
159	*	Paragon Commercial Corp	9
529		Park National Corp	57
2,151		Park Sterling Bank	27
180		Parke Bancorp, Inc	4
696	*	PCSB Financial Corp	13
642		Peapack Gladstone Financial Corp	22
221		Penns Woods Bancorp, Inc	10
575	*	PennyMac Financial Services, Inc	10
159		Peoples Bancorp of North Carolina, Inc	6
595		Peoples Bancorp, Inc	20
333		Peoples Financial Services Corp	16
12,570		People’s United Financial, Inc	228
521		People’s Utah Bancorp	17
2,087	*	PHH Corp	29
2,813		Pinnacle Financial Partners, Inc	188
18,721		PNC Financial Services Group, Inc	2,523
3,900		Popular, Inc	140
510		Preferred Bank	31
377		Premier Financial Bancorp, Inc	8
2,586		Prosperity Bancshares, Inc	170
168	*	Provident Bancorp, Inc	4
251		Provident Financial Holdings, Inc	5
2,502		Provident Financial Services, Inc	67
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	22
8,421		Radian Group, Inc	157
47,044		Regions Financial Corp	717
1,629		Renasant Corp	70
364		Republic Bancorp, Inc (Class A)	14
1,873	*,e	Republic First Bancorp, Inc	17
671		Riverview Bancorp, Inc	6
1,349		S&T Bancorp, Inc	53
910		Sandy Spring Bancorp, Inc	38
1,542	*	Seacoast Banking Corp of Florida	37
1,876		ServisFirst Bancshares, Inc	73
497		Shore Bancshares, Inc	8
475		SI Financial Group, Inc	7
370		Sierra Bancorp	10
2,094	*	Signature Bank	268
1,210		Simmons First National Corp (Class A)	70
275	*	SmartFinancial, Inc	7
939		South State Corp	85
228	*	Southern First Bancshares, Inc	8
231		Southern Missouri Bancorp, Inc	8
454		Southern National Bancorp of Virginia, Inc	8
1,068		Southside Bancshares, Inc	39
740		Southwest Bancorp, Inc	20
1,460		State Bank & Trust Co	42
5,200		Sterling Bancorp/DE	128
922		Stock Yards Bancorp, Inc	35
394		Summit Financial Group, Inc	10
385		Sun Bancorp, Inc	10
272	*	Sunshine Bancorp, Inc	6
18,659		SunTrust Banks, Inc	1,115
2,051	*	SVB Financial Group	384
4,801		Synovus Financial Corp	221
6,199		TCF Financial Corp	106
286		Territorial Bancorp, Inc	9
1,930	*	Texas Capital Bancshares, Inc	166

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,029		TFS Financial Corp	$33
1,514	*	The Bancorp, Inc	13
232		Timberland Bancorp, Inc	7
573		Tompkins Trustco, Inc	49
2,219		TowneBank	74
782		Trico Bancshares	32
943	*	Tristate Capital Holdings, Inc	22
657	*	Triumph Bancorp, Inc	21
3,358		Trustco Bank Corp NY	30
2,619		Trustmark Corp	87
275	e	Two River Bancorp	5
1,796		UMB Financial Corp	134
8,613		Umpqua Holdings Corp	168
1,678		Union Bankshares Corp	59
161	e	Union Bankshares, Inc	8
3,861		United Bankshares, Inc	143
2,711		United Community Banks, Inc	77
1,829		United Community Financial Corp	18
2,065		United Financial Bancorp, Inc (New)	38
510		United Security Bancshares	5
266		Unity Bancorp, Inc	5
1,012		Univest Corp of Pennsylvania	32
61,376		US Bancorp	3,289
10,196		Valley National Bancorp	123
558	*	Veritex Holdings, Inc	15
1,098	*	Walker & Dunlop, Inc	57
3,506		Washington Federal, Inc	118
581		Washington Trust Bancorp, Inc	33
333		WashingtonFirst Bankshares, Inc	12
1,032		Waterstone Financial, Inc	20
3,586		Webster Financial Corp	188
174,003		Wells Fargo & Co	9,596
1,636		WesBanco, Inc	67
597		West Bancorporation, Inc	15
1,024	e	Westamerica Bancorporation	61
3,836	*	Western Alliance Bancorp	204
1,021		Western New England Bancorp, Inc	11
2,157		Wintrust Financial Corp	169
8,517	*	WMIH Corp	8
1,176		WSFS Financial Corp	57
225	*	Xenith Bankshares, Inc	7
7,571		Zions Bancorporation	357

		TOTAL BANKS	69,224

CAPITAL GOODS - 7.8%
22,501		3M Co	4,723
5,419		A.O. Smith Corp	322
1,275		Aaon, Inc	44
1,251		AAR Corp	47
2,301		Actuant Corp (Class A)	59
1,638		Acuity Brands, Inc	281
1,431		Advanced Drainage Systems, Inc	29
5,997	*	Aecom Technology Corp	221
1,316	*	Aegion Corp	31
2,671	*	Aerojet Rocketdyne Holdings, Inc	93
831	*	Aerovironment, Inc	45
2,620		AGCO Corp	193
3,762		Air Lease Corp	160
1,259		Aircastle Ltd	28
374		Alamo Group, Inc	40
1,111		Albany International Corp (Class A)	64
3,696		Allegion plc	320
205		Allied Motion Technologies, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,148		Allison Transmission Holdings, Inc	$193
1,121		Altra Holdings, Inc	54
909	*	Ameresco, Inc	7
324	e	American Railcar Industries, Inc	12
568	*	American Woodmark Corp	55
8,968		Ametek, Inc	592
1,095		Apogee Enterprises, Inc	53
1,503		Applied Industrial Technologies, Inc	99
15,274		Arconic, Inc	380
555		Argan, Inc	37
822	*	Armstrong Flooring, Inc	13
1,735	*	Armstrong World Industries, Inc	89
823		Astec Industries, Inc	46
810	*	Astronics Corp	24
1,239	*	Atkore International Group, Inc	24
2,036	*,e	Axon Enterprise, Inc	46
1,059		AZZ, Inc	52
1,953		Barnes Group, Inc	138
2,363	*	Beacon Roofing Supply, Inc	121
279	*	Blue Bird Corp	6
2,534	*	BMC Stock Holdings, Inc	54
21,556		Boeing Co	5,480
1,640		Briggs & Stratton Corp	39
3,625	*	Builders FirstSource, Inc	65
3,398		BWX Technologies, Inc	190
883	*	Caesarstone Sdot-Yam Ltd	26
520	*	CAI International, Inc	16
2,450		Carlisle Cos, Inc	246
21,975		Caterpillar, Inc	2,740
1,264	*	Chart Industries, Inc	50
3,897	e	Chicago Bridge & Iron Co NV	65
647		CIRCOR International, Inc	35
3,463	*	Colfax Corp	144
840		Columbus McKinnon Corp	32
1,470		Comfort Systems USA, Inc	52
945	*	Commercial Vehicle Group, Inc	7
1,524	*	Continental Building Products Inc	40
1,950		Crane Co	156
554	*	CSW Industrials, Inc	25
1,041		Cubic Corp	53
6,106		Cummins, Inc	1,026
1,720		Curtiss-Wright Corp	180
12,328		Deere & Co	1,548
2,400	*	DigitalGlobe, Inc	85
535		DMC Global, Inc	9
5,224		Donaldson Co, Inc	240
932		Douglas Dynamics, Inc	37
6,009		Dover Corp	549
485	*	Ducommun, Inc	16
567	*	DXP Enterprises, Inc	18
1,047	*	Dycom Industries, Inc	90
174		Eastern Co	5
17,300		Eaton Corp	1,328
2,290		EMCOR Group, Inc	159
24,914		Emerson Electric Co	1,566
840		Encore Wire Corp	38
648	*,e	Energous Corp	8
1,368	*,e	Energy Recovery, Inc	11
1,701		EnerSys	118
788	*	Engility Holdings, Inc	27
830		EnPro Industries, Inc	67
137	e	EnviroStar, Inc	4
4,548		Equifax, Inc	482
995		ESCO Technologies, Inc	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,019	*	Esterline Technologies Corp	$92
11,310		Fastenal Co	515
2,292		Federal Signal Corp	49
5,094		Flowserve Corp	217
5,480		Fluor Corp	231
11,776		Fortive Corp	834
6,027		Fortune Brands Home & Security, Inc	405
499	*,e	Foundation Building Materials, Inc	7
1,724		Franklin Electric Co, Inc	77
635		Freightcar America, Inc	12
1,617	*	Gardner Denver Holdings, Inc	44
1,474	e	GATX Corp	91
277	*	Gencor Industries, Inc	5
2,385	*	Generac Holdings, Inc	110
1,836		General Cable Corp	35
10,062		General Dynamics Corp	2,069
336,869		General Electric Co	8,145
1,244	*	Gibraltar Industries, Inc	39
870		Global Brass & Copper Holdings, Inc	29
922	*	GMS, Inc	33
678		Gorman-Rupp Co	22
2,130		Graco, Inc	263
470		Graham Corp	10
1,549		Granite Construction, Inc	90
2,253	*	Great Lakes Dredge & Dock Corp	11
1,065	e	Greenbrier Cos, Inc	51
1,120		Griffon Corp	25
1,293		H&E Equipment Services, Inc	38
423		Hardinge, Inc	6
3,062	*	Harsco Corp	64
1,580	*	HC2 Holdings, Inc	8
7,822	*	HD Supply Holdings, Inc	282
781		HEICO Corp	70
1,666		HEICO Corp (Class A)	127
981	*	Herc Holdings, Inc	48
3,542		Hexcel Corp	203
2,415		Hillenbrand, Inc	94
29,530		Honeywell International, Inc	4,186
2,111		Hubbell, Inc	245
1,767		Huntington Ingalls	400
316		Hurco Cos, Inc	13
823	*,e	Huttig Building Products, Inc	6
404		Hyster-Yale Materials Handling, Inc	31
2,879		IDEX Corp	350
298	*	IES Holdings, Inc	5
11,781		Illinois Tool Works, Inc	1,743
9,830		Ingersoll-Rand plc	877
716		Insteel Industries, Inc	19
3,480		ITT, Inc	154
4,688		Jacobs Engineering Group, Inc	273
879	*	JELD-WEN Holding, Inc	31
1,200		John Bean Technologies Corp	121
36,192		Johnson Controls International plc	1,458
433		Kadant, Inc	43
1,040		Kaman Corp	58
5,716		KBR, Inc	102
3,108		Kennametal, Inc	125
1,868	*	KEYW Holding Corp, The	14
2,010	*	KLX, Inc	106
2,746	*	Kratos Defense & Security Solutions, Inc	36
3,022		L3 Technologies, Inc	569
246	*	Lawson Products, Inc	6
763	*	Layne Christensen Co	10
306	*	LB Foster Co (Class A)	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,529		Lennox International, Inc	$274
2,298		Lincoln Electric Holdings, Inc	211
408		Lindsay Corp	37
9,712		Lockheed Martin Corp	3,014
986		LSI Industries, Inc	6
674	*	Lydall, Inc	39
4,792		Manitowoc Co, Inc	43
12,142		Masco Corp	474
1,161	*	Masonite International Corp	80
2,577	*	Mastec, Inc	120
1,815	*	Mercury Systems, Inc	94
3,256	*	Meritor, Inc	85
2,113	*	Middleby Corp	271
1,678	*	Milacron Holdings Corp	28
446		Miller Industries, Inc	12
1,239	*	Moog, Inc (Class A)	103
3,470	*	MRC Global, Inc	61
1,759		MSC Industrial Direct Co (Class A)	133
2,210		Mueller Industries, Inc	77
6,011		Mueller Water Products, Inc (Class A)	77
639	*	MYR Group, Inc	19
206	e	National Presto Industries, Inc	22
1,911	*	Navistar International Corp	84
1,570	*	NCI Building Systems, Inc	24
210	*	Neff Corp	5
962	*	Nexeo Solutions, Inc	7
1,020		NN, Inc	30
2,239		Nordson Corp	265
6,259		Northrop Grumman Corp	1,801
371	*	Northwest Pipe Co	7
4,328	*	NOW, Inc	60
291	*	NV5 Holdings, Inc	16
117		Omega Flex, Inc	8
2,206		Orbital ATK, Inc	294
987	*	Orion Marine Group, Inc	6
2,888		Oshkosh Truck Corp	238
4,331		Owens Corning, Inc	335
13,195		PACCAR, Inc	955
5,175		Parker-Hannifin Corp	906
603	*	Patrick Industries, Inc	51
6,241		Pentair plc	424
1,847	*	PGT, Inc	28
7,340	*,e	Plug Power, Inc	19
738	*	Ply Gem Holdings, Inc	13
416		Powell Industries, Inc	12
96		Preformed Line Products Co	6
1,452		Primoris Services Corp	43
1,003	*	Proto Labs, Inc	81
1,340		Quanex Building Products Corp	31
5,705	*	Quanta Services, Inc	213
1,477		Raven Industries, Inc	48
11,228		Raytheon Co	2,095
899	*	RBC Bearings, Inc	112
1,737		Regal-Beloit Corp	137
432	e	REV Group, Inc	12
439	*,e	Revolution Lighting Technologies, Inc	3
4,030	*	Rexnord Corp	102
4,932		Rockwell Automation, Inc	879
6,347		Rockwell Collins, Inc	830
3,881		Roper Industries, Inc	945
257	*	Rush Enterprises, Inc	11
1,200	*	Rush Enterprises, Inc (Class A)	56
6,615	*	Sensata Technologies Holding BV	318
1,581		Simpson Manufacturing Co, Inc	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,315	*	SiteOne Landscape Supply, Inc	$76
2,169		Snap-On, Inc	323
460	*	Sparton Corp	11
4,506		Spirit Aerosystems Holdings, Inc (Class A)	350
1,707	*	SPX Corp	50
1,563	*	SPX FLOW, Inc	60
487		Standex International Corp	52
5,923		Stanley Works	894
1,004	*	Sterling Construction Co, Inc	15
922		Sun Hydraulics Corp	50
3,212	*	Sunrun, Inc	18
1,359	*	Teledyne Technologies, Inc	216
647		Tennant Co	43
3,532		Terex Corp	159
967		Textainer Group Holdings Ltd	17
10,503		Textron, Inc	566
431	*,e	The ExOne Company	5
1,276	*	Thermon Group Holdings	23
2,702		Timken Co	131
1,841		Titan International, Inc	19
784	*	Titan Machinery, Inc	12
4,075		Toro Co	253
400	*	TPI Composites, Inc	9
1,844		TransDigm Group, Inc	471
1,152	*	Trex Co, Inc	104
1,789	*	Trimas Corp	48
5,866		Trinity Industries, Inc	187
1,667		Triton International Ltd	55
1,896		Triumph Group, Inc	56
1,399	*	Tutor Perini Corp	40
343	*	Twin Disc, Inc	6
3,302	*	United Rentals, Inc	458
28,970		United Technologies Corp	3,363
4,022	*	Univar, Inc	116
775		Universal Forest Products, Inc	76
3,432	*	USG Corp	112
874		Valmont Industries, Inc	138
455	*	Vectrus, Inc	14
419	*	Veritiv Corp	14
649	*	Vicor Corp	15
2,060	e	W.W. Grainger, Inc	370
2,295		Wabash National Corp	52
1,869	*	WABCO Holdings, Inc	277
3,154		Wabtec Corp	239
1,180		Watsco, Inc	190
880		Watts Water Technologies, Inc (Class A)	61
5,066	*	Welbilt, Inc	117
2,328	*	Wesco Aircraft Holdings, Inc	22
1,864	*	WESCO International, Inc	109
67	*	Willis Lease Finance Corp	2
2,064		Woodward Governor Co	160
7,022		Xylem, Inc	440

		TOTAL CAPITAL GOODS	78,903

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,170		ABM Industries, Inc	90
2,247	*	Acacia Research (Acacia Technologies)	10
4,335	*	ACCO Brands Corp	52
954	*	Advanced Disposal Services, Inc	24
1,564	*	Advisory Board Co	84
2,166	*	ARC Document Solutions, Inc	9
274		Barrett Business Services, Inc	15
198		BG Staffing, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,868		Brady Corp (Class A)	$71
1,790		Brink’s Co	151
1,375	*	Casella Waste Systems, Inc (Class A)	26
2,160	*	CBIZ, Inc	35
948		Ceco Environmental Corp	8
3,360		Cintas Corp	485
2,053	*	Clean Harbors, Inc	116
586	*,e	Cogint, Inc	3
7,753	*	Copart, Inc	266
4,607	e	Covanta Holding Corp	68
364		CRA International, Inc	15
1,839		Deluxe Corp	134
1,448		Dun & Bradstreet Corp	169
6,139	*,†,m	Dyax Corp	7
1,051		Ennis, Inc	21
1,364		Essendant, Inc	18
997		Exponent, Inc	74
419	*	Franklin Covey Co	8
1,597	*	FTI Consulting, Inc	57
494	*	GP Strategies Corp	15
2,765		Healthcare Services Group	149
711		Heidrick & Struggles International, Inc	15
555	*	Heritage-Crystal Clean, Inc	12
2,222		Herman Miller, Inc	80
1,049	*	Hill International, Inc	5
1,783		HNI Corp	74
1,406	*	Hudson Technologies, Inc	11
896	*	Huron Consulting Group, Inc	31
707	*	ICF International, Inc	38
14,975	*	IHS Markit Ltd	660
1,756	*	Innerworkings, Inc	20
687		Insperity, Inc	60
2,401		Interface, Inc	53
5,371		KAR Auction Services, Inc	256
1,192		Kelly Services, Inc (Class A)	30
1,045		Kforce, Inc	21
1,392		Kimball International, Inc (Class B)	28
1,970		Knoll, Inc	39
1,994		Korn/Ferry International	79
1,270		LSC Communications, Inc	21
2,615		Manpower, Inc	308
1,217		Matthews International Corp (Class A)	76
919		McGrath RentCorp	40
4,469	*,m	Media General, Inc	0
757	*	Mistras Group, Inc	16
1,705		Mobile Mini, Inc	59
1,290		MSA Safety, Inc	103
514		Multi-Color Corp	42
1,969	*	Navigant Consulting, Inc	33
13,969		Nielsen NV	579
563	*	NL Industries, Inc	5
1,977	*	On Assignment, Inc	106
7,274		Pitney Bowes, Inc	102
1,198		Quad Graphics, Inc	27
8,770		Republic Services, Inc	579
1,107		Resources Connection, Inc	15
4,841		Robert Half International, Inc	244
3,656		Rollins, Inc	169
1,727	*	RPX Corp	23
2,868		RR Donnelley & Sons Co	30
672	*	SP Plus Corp	27
3,128		Steelcase, Inc (Class A)	48
3,227	*	Stericycle, Inc	231
1,231	*,e	Team, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,101		Tetra Tech, Inc	$98
4,985	*	TransUnion	236
1,603	*	TriNet Group, Inc	54
1,626	*	TrueBlue, Inc	36
592		Unifirst Corp	90
844		US Ecology, Inc	45
5,911	*	Verisk Analytics, Inc	492
795		Viad Corp	48
340		VSE Corp	19
1,451	*	WageWorks, Inc	88
17,113		Waste Management, Inc	1,339
1,646		West Corp	39
279	*	Willdan Group, Inc	9

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,187

CONSUMER DURABLES & APPAREL - 1.4%
821	e	Acushnet Holdings Corp	14
2,238	*,e	American Outdoor Brands Corp	34
383		Bassett Furniture Industries, Inc	14
1,140	*	Beazer Homes USA, Inc	21
3,502		Brunswick Corp	196
2,804		CalAtlantic Group, Inc	103
3,598		Callaway Golf Co	52
1,874		Carter’s, Inc	185
237	*	Cavco Industries, Inc	35
707	*	Century Communities, Inc	17
727	*	Clarus Corp	5
10,947		Coach, Inc	441
1,106		Columbia Sportswear Co	68
2,849	*	CROCS, Inc	28
269		CSS Industries, Inc	8
447		Culp, Inc	15
1,222	*	Deckers Outdoor Corp	83
232	*	Delta Apparel, Inc	5
13,291		DR Horton, Inc	531
458		Escalade, Inc	6
958		Ethan Allen Interiors, Inc	31
273		Flexsteel Industries, Inc	14
1,713	*,e	Fossil Group, Inc	16
4,672		Garmin Ltd	252
1,666	*	G-III Apparel Group Ltd	48
4,066	*,e	GoPro, Inc	45
992	*	Green Brick Partners, Inc	10
14,194		Hanesbrands, Inc	350
4,413		Hasbro, Inc	431
1,059	*	Helen of Troy Ltd	103
438		Hooker Furniture Corp	21
4,761	*	Hovnanian Enterprises, Inc (Class A)	9
1,775	*	Iconix Brand Group, Inc	10
845	*	Installed Building Products Inc	55
1,024	*	iRobot Corp	79
232		Johnson Outdoors, Inc	17
3,347		KB Home	81
1,887		La-Z-Boy, Inc	51
4,915		Leggett & Platt, Inc	234
420		Lennar Corp (B Shares)	19
7,741		Lennar Corp (Class A)	409
624	*,e	LGI Homes, Inc	30
847		Libbey, Inc	8
362		Lifetime Brands, Inc	7
3,534	*	Lululemon Athletica, Inc	220
862	*	M/I Homes, Inc	23
776	*	Malibu Boats Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

441		Marine Products Corp	$7
13,433		Mattel, Inc	208
673		MCBC Holdings, Inc	14
1,630		MDC Holdings, Inc	54
1,156	*	Meritage Homes Corp	51
6,011	*	Michael Kors Holdings Ltd	288
2,360	*	Mohawk Industries, Inc	584
638		Movado Group, Inc	18
182		Nacco Industries, Inc (Class A)	16
1,163	*	Nautilus, Inc	20
556	*	New Home Co Inc	6
18,470		Newell Rubbermaid, Inc	788
51,279		Nike, Inc (Class B)	2,659
130	*	NVR, Inc	371
621		Oxford Industries, Inc	39
546	*	Perry Ellis International, Inc	13
2,283	e	Polaris Industries, Inc	239
1,561		Pool Corp	169
11,384		Pulte Homes, Inc	311
3,035		PVH Corp	382
2,197		Ralph Lauren Corp	194
1,607	*	Sequential Brands Group, Inc	5
4,672	*	Skechers U.S.A., Inc (Class A)	117
2,305	*	Steven Madden Ltd	100
652	e	Sturm Ruger & Co, Inc	34
295		Superior Uniform Group, Inc	7
2,391	*	Taylor Morrison Home Corp	53
1,812	*	Tempur Sealy International, Inc	117
5,929		Toll Brothers, Inc	246
1,426	*	TopBuild Corp	93
6,145	*	TRI Pointe Homes, Inc	85
1,991		Tupperware Corp	123
7,306	*,e	Under Armour, Inc	110
7,201	*,e	Under Armour, Inc (Class A)	119
700	*	Unifi, Inc	25
585	*	Universal Electronics, Inc	37
1,001	*	Vera Bradley, Inc	9
12,700		VF Corp	807
2,174	*	Vista Outdoor, Inc	50
252		Weyco Group, Inc	7
2,830		Whirlpool Corp	522
889	*	William Lyon Homes, Inc	20
3,662		Wolverine World Wide, Inc	106
1,093	*	Zagg, Inc	17

		TOTAL CONSUMER DURABLES & APPAREL	13,698

CONSUMER SERVICES - 2.2%
2,413	*	Adtalem Global Education, Inc	86
675	*	American Public Education, Inc	14
9,372		ARAMARK Holdings Corp	381
416	*	Ascent Media Corp (Series A)	5
3,449	*	Belmond Ltd.	47
817	*	BJ’s Restaurants, Inc	25
3,847		Bloomin’ Brands, Inc	68
770		Bob Evans Farms, Inc	60
641	*	Bojangles’, Inc	9
3,239		Boyd Gaming Corp	84
877	*	Bridgepoint Education, Inc	8
1,976	*	Bright Horizons Family Solutions	170
1,545	e	Brinker International, Inc	49
616	*	Buffalo Wild Wings, Inc	65
1,862	*	Caesars Acquisition Co	40
1,990	*,e	Caesars Entertainment Corp	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

428		Capella Education Co	$30
2,656	*	Career Education Corp	28
15,708		Carnival Corp	1,014
591		Carriage Services, Inc	15
1,345	*	Carrols Restaurant Group, Inc	15
761	*	Century Casinos, Inc	6
1,753		Cheesecake Factory	74
3,194	*	Chegg, Inc	47
991	*	Chipotle Mexican Grill, Inc (Class A)	305
1,319		Choice Hotels International, Inc	84
525		Churchill Downs, Inc	108
751	*	Chuy’s Holdings, Inc	16
328		Collectors Universe	8
721	e	Cracker Barrel Old Country Store, Inc	109
4,824		Darden Restaurants, Inc	380
1,638	*	Dave & Buster’s Entertainment, Inc	86
1,033	*	Del Frisco’s Restaurant Group, Inc	15
1,227	*	Del Taco Restaurants, Inc	19
2,646	*	Denny’s Corp	33
664		DineEquity, Inc	29
1,883		Domino’s Pizza, Inc	374
2,096	*	Drive Shack, Inc	8
3,608		Dunkin Brands Group, Inc	192
809	*	El Pollo Loco Holdings, Inc	10
1,789	*	Eldorado Resorts, Inc	46
125	*	Empire Resorts, Inc	3
6,386		Extended Stay America, Inc	128
1,005	*,e	Fiesta Restaurant Group, Inc	19
217	*	Fogo De Chao, Inc	3
412		Golden Entertainment, Inc	10
169		Graham Holdings Co	99
1,857	*	Grand Canyon Education, Inc	169
8,075		H&R Block, Inc	214
768	*,e	Habit Restaurants, Inc	10
2,287	*	Hilton Grand Vacations, Inc	88
7,534		Hilton Worldwide Holdings, Inc	523
4,089	*	Houghton Mifflin Harcourt Co	49
1,309	*	Hyatt Hotels Corp	81
4,167		ILG, Inc	111
4,144		International Game Technology plc	102
972		International Speedway Corp (Class A)	35
596	*	J Alexander’s Holdings, Inc	7
1,238		Jack in the Box, Inc	126
1,321	*	K12, Inc	24
3,205	*	La Quinta Holdings, Inc	56
13,896		Las Vegas Sands Corp	892
1,409	*	Laureate Education, Inc	20
203		Liberty Tax, Inc	3
608	*	Lindblad Expeditions Holdings, Inc	6
736		Marcus Corp	20
12,234		Marriott International, Inc (Class A)	1,349
849		Marriott Vacations Worldwide Corp	106
31,706		McDonald’s Corp	4,968
19,803		MGM Resorts International	645
388	*	Monarch Casino & Resort, Inc	15
133	*	Nathan’s Famous, Inc	10
400	*,e	Noodles & Co	2
6,304	*	Norwegian Cruise Line Holdings Ltd	341
1,063		Papa John’s International, Inc	78
3,355	*	Penn National Gaming, Inc	78
2,110	*	Pinnacle Entertainment, Inc	45
3,264		Planet Fitness, Inc	88
946	*	Potbelly Corp	12
330		RCI Hospitality Holdings, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

638	*	Red Lion Hotels Corp	$6
500	*	Red Robin Gourmet Burgers, Inc	33
2,623		Red Rock Resorts, Inc	61
1,367	*	Regis Corp	19
6,579		Royal Caribbean Cruises Ltd	780
3,070	*	Ruby Tuesday, Inc	7
1,174		Ruth’s Chris Steak House, Inc	25
1,968	*	Scientific Games Corp (Class A)	90
2,698	*,e	SeaWorld Entertainment, Inc	35
7,130		Service Corp International	246
5,213	*	ServiceMaster Global Holdings, Inc	244
841	*,e	Shake Shack, Inc	28
2,790		Six Flags Entertainment Corp	170
1,512	e	Sonic Corp	38
1,487	*	Sotheby’s (Class A)	69
581		Speedway Motorsports, Inc	12
54,741		Starbucks Corp	2,940
39	*	Steak N Shake Co	13
417		Strayer Education, Inc	36
2,599		Texas Roadhouse, Inc (Class A)	128
1,540		Vail Resorts, Inc	351
715	*,e	Weight Watchers International, Inc	31
7,240		Wendy’s	112
1,127		Wingstop, Inc	37
3,991		Wyndham Worldwide Corp	421
3,016		Wynn Resorts Ltd	449
14,037	*	Yum China Holdings, Inc	561
13,434		Yum! Brands, Inc	989
805	*,e	Zoe’s Kitchen, Inc	10

		TOTAL CONSUMER SERVICES	22,673

DIVERSIFIED FINANCIALS - 4.1%
2,209		Affiliated Managers Group, Inc	419
1,028		AG Mortgage Investment Trust	20
13,893		AGNC Investment Corp	301
17,842		Ally Financial, Inc	433
28,720		American Express Co	2,598
5,938		Ameriprise Financial, Inc	882
39,873		Annaly Capital Management, Inc	486
3,633		Anworth Mortgage Asset Corp	22
3,555		Apollo Commercial Real Estate Finance, Inc	64
1,014		Ares Commercial Real Estate Corp	13
727	e	Arlington Asset Investment Corp (Class A)	9
1,518		ARMOUR Residential REIT, Inc	41
1,731		Artisan Partners Asset Management, Inc	56
269		Associated Capital Group, Inc	10
382		B. Riley Financial, Inc	6
38,905		Bank of New York Mellon Corp	2,063
8,951		BGC Partners, Inc (Class A)	129
4,799		BlackRock, Inc	2,146
18,649		Capital One Financial Corp	1,579
3,681		Capstead Mortgage Corp	36
4,312		CBOE Holdings, Inc	464
46,011		Charles Schwab Corp	2,013
412		Cherry Hill Mortgage Investment Corp	7
7,165		Chimera Investment Corp	136
13,132		CME Group, Inc	1,782
853		Cohen & Steers, Inc	34
1,050	*	Cowen Group, Inc	19
436	*,e	Credit Acceptance Corp	122
5,937		CYS Investments, Inc	51
118		Diamond Hill Investment Group, Inc	25
14,592		Discover Financial Services	941
1,075	*	Donnelley Financial Solutions, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,860		Dynex Capital, Inc	$14
10,781	*	E*TRADE Financial Corp	470
4,316		Eaton Vance Corp	213
588	*	Elevate Credit, Inc	4
248		Ellington Residential Mortgage REIT	4
978	*,e	Encore Capital Group, Inc	43
1,226	*	Enova International, Inc	16
1,565		Evercore Partners, Inc (Class A)	126
1,988	*	Ezcorp, Inc (Class A)	19
1,518		Factset Research Systems, Inc	273
3,795		Federated Investors, Inc (Class B)	113
2,248		Financial Engines, Inc	78
1,853		FirstCash, Inc	117
2,523	*	FNFV Group	43
12,756		Franklin Resources, Inc	568
1,532		Gain Capital Holdings, Inc	10
181		GAMCO Investors, Inc (Class A)	5
14,246		Goldman Sachs Group, Inc	3,379
387	e	Granite Point Mortgage Trust, Inc	7
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	88
1,124	e	Greenhill & Co, Inc	19
544		Hamilton Lane, Inc	15
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	46
836		Houlihan Lokey, Inc	33
2,624		Interactive Brokers Group, Inc (Class A)	118
22,666		IntercontinentalExchange Group, Inc	1,557
601	*	INTL FCStone, Inc	23
15,703		Invesco Ltd	550
4,389		Invesco Mortgage Capital, Inc	75
1,302		Investment Technology Group, Inc	29
10,912	e	iShares Russell 3000 Index Fund	1,629
419	e	KKR Real Estate Finance Trust, Inc	9
2,622		Ladder Capital Corp	36
5,033		Ladenburg Thalmann Financial Services, Inc	14
4,697		Lazard Ltd (Class A)	212
3,386		Legg Mason, Inc	133
12,454	*	LendingClub Corp	76
12,677		Leucadia National Corp	320
3,491		LPL Financial Holdings, Inc	180
1,365		MarketAxess Holdings, Inc	252
418		Marlin Business Services Corp	12
15,387		MFA Mortgage Investments, Inc	135
949		Moelis & Co	41
6,390		Moody’s Corp	890
51,058		Morgan Stanley	2,459
745		Morningstar, Inc	63
3,474		MSCI, Inc (Class A)	406
1,755		MTGE Investment Corp	34
4,411		NASDAQ OMX Group, Inc	342
11,108		Navient Corp	167
763		Nelnet, Inc (Class A)	39
11,792		New Residential Investment Corp	197
4,058		New York Mortgage Trust, Inc	25
959		NewStar Financial, Inc	11
7,987		Northern Trust Corp	734
2,164		OM Asset Management plc	32
2,011	*	On Deck Capital, Inc	9
1,607	*	OneMain Holdings, Inc	45
448		Oppenheimer Holdings, Inc	8
1,276	e	Orchid Island Capital, Inc	13
245		Owens Realty Mortgage, Inc	4
2,603		PennyMac Mortgage Investment Trust	45
896	*	Pico Holdings, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

553		Piper Jaffray Cos	$33
727		PJT Partners, Inc	28
1,801	*	PRA Group, Inc	52
527		Pzena Investment Management, Inc (Class A)	6
5,055		Raymond James Financial, Inc	426
2,957		Redwood Trust, Inc	48
383	*	Regional Management Corp	9
1,443		Resource Capital Corp	16
9,993		S&P Global, Inc	1,562
808	*	Safeguard Scientifics, Inc	11
5,737	*	Santander Consumer USA Holdings, Inc	88
4,960		SEI Investments Co	303
298		Silvercrest Asset Management Group, Inc	4
16,893	*	SLM Corp	194
1,972		SPDR Trust Series 1	495
9,293		Starwood Property Trust, Inc	202
14,496		State Street Corp	1,385
2,581		Stifel Financial Corp	138
31,291		Synchrony Financial	972
9,028		T Rowe Price Group, Inc	818
9,635		TD Ameritrade Holding Corp	470
1,255		Tiptree Financial, Inc	8
427	*	TPG RE Finance Trust, Inc	8
13,515		Two Harbors Investment Corp	136
1,024	e	Virtu Financial, Inc	17
255		Virtus Investment Partners, Inc	30
7,272		Voya Financial, Inc	290
3,248	e	Waddell & Reed Financial, Inc (Class A)	65
1,589	e	Western Asset Mortgage Capital Corp	17
322		Westwood Holdings Group, Inc	22
4,611	e	WisdomTree Investments, Inc	47
229	*	World Acceptance Corp	19
607		ZAIS Financial Corp	10

		TOTAL DIVERSIFIED FINANCIALS	41,507

ENERGY - 5.7%
5,830	*	Abraxas Petroleum Corp	11
99		Adams Resources & Energy, Inc	4
21,668		Anadarko Petroleum Corp	1,058
5,836	b	Andeavor	602
9,010	*	Antero Resources Corp	179
14,634		Apache Corp	670
1,515	*,e	Approach Resources, Inc	4
841		Arch Coal, Inc	60
2,935		Archrock, Inc	37
985		Ardmore Shipping Corp	8
2,953	*,e	Atwood Oceanics, Inc	28
16,209		Baker Hughes a GE Co	594
661	*	Basic Energy Services, Inc	13
2,221	*	Bill Barrett Corp	10
784	*	Bonanza Creek Energy, Inc	26
1,469		Bristow Group, Inc	14
1,777	*	C&J Energy Services, Inc	53
17,461		Cabot Oil & Gas Corp	467
1,677	*,e	California Resources Corp	18
7,833	*	Callon Petroleum Co	88
905	*,e	CARBO Ceramics, Inc	8
2,286	*	Carrizo Oil & Gas, Inc	39
4,328	*,e	Centennial Resource Development, Inc	78
8,023	*	Cheniere Energy, Inc	361
32,228	*,e	Chesapeake Energy Corp	139
73,225		Chevron Corp	8,604
3,696		Cimarex Energy Co	420

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,167	*	Clean Energy Fuels Corp	$13
2,858	*	Cloud Peak Energy, Inc	10
5,765	*	Concho Resources, Inc	759
47,898		ConocoPhillips	2,397
8,770	*	Consol Energy, Inc	149
670	*	Contango Oil & Gas Co	3
3,475	*	Continental Resources, Inc	134
612	e	CVR Energy, Inc	16
3,058		Delek US Holdings, Inc	82
15,050	*	Denbury Resources, Inc	20
20,572		Devon Energy Corp	755
2,870		DHT Holdings, Inc	11
2,618	*,e	Diamond Offshore Drilling, Inc	38
3,839	*	Diamondback Energy, Inc	376
1,027	*	Dorian LPG Ltd	7
1,470	*	Dril-Quip, Inc	65
384	*,e	Earthstone Energy, Inc	4
3,296	*	Eclipse Resources Corp	8
3,813	*	Energen Corp	209
1,132	*	Energy XXI Gulf Coast, Inc	12
11,576	e	Ensco plc	69
22,248		EOG Resources, Inc	2,152
1,448	*,e	EP Energy Corp	5
6,541		EQT Corp	427
891	*	Era Group, Inc	10
668		Evolution Petroleum Corp	5
1,256	*	Exterran Corp	40
4,719	*,e	Extraction Oil & Gas, Inc	73
164,224		Exxon Mobil Corp	13,463
5,927	*,e	Fairmount Santrol Holdings, Inc	28
2,612	*	Forum Energy Technologies, Inc	42
1,937	e	Frank’s International NV	15
2,830	e	Frontline Ltd	17
1,757		GasLog Ltd	31
7,137	*,e	Gastar Exploration, Inc	6
1,740	*,e	Gener8 Maritime, Inc	8
626	*	Geospace Technologies Corp	11
3,789	e	Golar LNG Ltd	86
1,490		Green Plains Renewable Energy, Inc	30
561		Gulf Island Fabrication, Inc	7
6,208	*	Gulfport Energy Corp	89
2,315	*	Halcon Resources Corp	16
557		Hallador Energy Co	3
33,547		Halliburton Co	1,544
5,378	*	Helix Energy Solutions Group, Inc	40
4,142		Helmerich & Payne, Inc	216
11,102		Hess Corp	521
6,919		HollyFrontier Corp	249
1,312	*	Independence Contract Drilling, Inc	5
1,110	*	International Seaways, Inc	22
30	*	Isramco, Inc	3
1,195	*	Jagged Peak Energy, Inc	16
1,187	*,e	Keane Group, Inc	20
384	*,e	Key Energy Services, Inc	5
74,606		Kinder Morgan, Inc	1,431
7,503	*,e	Kosmos Energy LLC	60
6,373	*	Laredo Petroleum Holdings, Inc	82
1,582	*,e	Lilis Energy, Inc	7
275	*	Mammoth Energy Services, Inc	5
33,383		Marathon Oil Corp	453
19,868		Marathon Petroleum Corp	1,114
3,403	*	Matador Resources Co	92
1,193	*	Matrix Service Co	18
10,793	*	McDermott International, Inc	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

377	*	Midstates Petroleum Co, Inc	$6
6,404		Murphy Oil Corp	170
10,868		Nabors Industries Ltd	88
14,486		National Oilwell Varco, Inc	518
561	*	Natural Gas Services Group, Inc	16
3,582		Navios Maritime Acq Corp	4
410	*,e	NCS Multistage Holdings, Inc	10
7,829	*	Newfield Exploration Co	232
3,366	*	Newpark Resources, Inc	34
5,042		Noble Corp plc	23
18,837		Noble Energy, Inc	534
3,925	e	Nordic American Tanker Shipping	21
9,279	*	Oasis Petroleum, Inc	85
29,684		Occidental Petroleum Corp	1,906
3,828		Oceaneering International, Inc	101
2,073	*	Oil States International, Inc	53
14,595		Oneok, Inc	809
836		Overseas Shipholding Group, Inc	2
1,499	*	Pacific Ethanol, Inc	8
648		Panhandle Oil and Gas, Inc (Class A)	15
1,291	*	Par Pacific Holdings, Inc	27
5,410	*	Parker Drilling Co	6
9,019	*	Parsley Energy, Inc	238
8,122		Patterson-UTI Energy, Inc	170
4,259	e	PBF Energy, Inc	118
2,579	*	PDC Energy, Inc	126
1,871	*	Peabody Energy Corp	54
544	*	Penn Virginia Corp	22
620	*	PHI, Inc	7
16,894		Phillips 66	1,548
2,681	*	Pioneer Energy Services Corp	7
6,506		Pioneer Natural Resources Co	960
938	*	ProPetro Holding Corp	13
9,406	*	Questar Market Resources, Inc	81
8,947		Range Resources Corp	175
1,467	*	Renewable Energy Group, Inc	18
838	*,e	Resolute Energy Corp	25
234	*	Rex American Resources Corp	22
6,597	*	Rice Energy, Inc	191
611	*	RigNet, Inc	11
1,749	*	Ring Energy, Inc	25
4,518	*	Rowan Cos plc	58
2,256	e	RPC, Inc	56
5,131	*	RSP Permian, Inc	177
2,726	*,e	Sanchez Energy Corp	13
1,269	*	SandRidge Energy, Inc	25
53,989		Schlumberger Ltd	3,766
6,794		Scorpio Tankers, Inc	23
617	*	SEACOR Holdings, Inc	28
629	*	SEACOR Marine Holdings, Inc	10
351	*,e	Select Energy Services, Inc	6
2,570		SemGroup Corp	74
2,365	e	Ship Finance International Ltd	34
253	*	SilverBow Resources, Inc	6
4,345		SM Energy Co	77
801	*,e	Smart Sand, Inc	5
369	*	Solaris Oilfield Infrastructure, Inc	6
19,699	*	Southwestern Energy Co	120
7,633	*	SRC Energy, Inc	74
749	*	Stone Energy Corp	22
5,923	*	Superior Energy Services	63
7,616		Targa Resources Investments, Inc	360
2,010	e	Teekay Corp	18
3,273	e	Teekay Tankers Ltd (Class A)	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,116	*,e	Tellurian, Inc	$23
1,519	*	Tesco Corp	8
3,896	*	Tetra Technologies, Inc	11
15,313	*,e	Transocean Ltd (NYSE)	165
5,684	*	Ultra Petroleum Corp	49
1,986	*	Unit Corp	41
5,127	*,e	Uranium Energy Corp	7
3,143		US Silica Holdings Inc	98
17,279		Valero Energy Corp	1,329
3,587	*	W&T Offshore, Inc	11
34,561	*	Weatherford International Ltd	158
14,050	*,e	Whiting Petroleum Corp	77
705	*,e	WildHorse Resource Development Corp	9
1,880	*	Willbros Group, Inc	6
31,889		Williams Cos, Inc	957
2,651		World Fuel Services Corp	90
15,377	*	WPX Energy, Inc	177

		TOTAL ENERGY	57,996

FOOD & STAPLES RETAILING - 1.3%
1,108		Andersons, Inc	38
1,519		Casey’s General Stores, Inc	166
776	*	Chefs’ Warehouse Holdings, Inc	15
39,503		CVS Health Corp	3,213
555		Ingles Markets, Inc (Class A)	14
35,607		Kroger Co	714
345	*,e	Natural Grocers by Vitamin C	2
2,701	*	Performance Food Group Co	76
833		Pricesmart, Inc	74
34,626	*,e	Rite Aid Corp	68
1,024	*	Smart & Final Stores, Inc	8
957		Spartan Stores, Inc	25
5,274	*	Sprouts Farmers Market, Inc	99
888	*	SUPERVALU, Inc	19
18,975		Sysco Corp	1,024
2,032	*	United Natural Foods, Inc	85
5,234	*	US Foods Holding Corp	140
292		Village Super Market (Class A)	7
36,227		Walgreens Boots Alliance, Inc	2,798
56,555		Wal-Mart Stores, Inc	4,419
313		Weis Markets, Inc	14

		TOTAL FOOD & STAPLES RETAILING	13,018

FOOD, BEVERAGE & TOBACCO - 4.4%
136		Alico, Inc	5
75,029		Altria Group, Inc	4,758
1,205	*,e	Amplify Snack Brands, Inc	8
21,418		Archer Daniels Midland Co	910
2,508	e	B&G Foods, Inc (Class A)	80
3,660	*	Blue Buffalo Pet Products, Inc	104
344	*,e	Boston Beer Co, Inc (Class A)	54
2,114		Brown-Forman Corp	118
6,593		Brown-Forman Corp (Class B)	358
5,296		Bunge Ltd	368
583		Calavo Growers, Inc	43
1,263	*	Cal-Maine Foods, Inc	52
6,999		Campbell Soup Co	328
3,333	*	Castle Brands, Inc	4
185		Coca-Cola Bottling Co Consolidated	40
149,089		Coca-Cola Co	6,711
15,863		ConAgra Foods, Inc	535
6,255		Constellation Brands, Inc (Class A)	1,248
16,902		Costco Wholesale Corp	2,777

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

418	*	Craft Brewers Alliance, Inc	$7
6,364	*	Darling International, Inc	111
3,513		Dean Foods Co	38
6,987		Dr Pepper Snapple Group, Inc	618
288	*	Farmer Bros Co	9
6,808		Flowers Foods, Inc	128
1,315		Fresh Del Monte Produce, Inc	60
901	*	Freshpet, Inc	14
22,284		General Mills, Inc	1,153
3,970	*	Hain Celestial Group, Inc	163
5,338		Hershey Co	583
10,106		Hormel Foods Corp	325
3,112	*	Hostess Brands, Inc	42
2,752		Ingredion, Inc	332
585		J&J Snack Foods Corp	77
4,288		J.M. Smucker Co	450
368		John B. Sanfilippo & Son, Inc	25
9,694		Kellogg Co	605
23,314		Kraft Heinz Co	1,808
5,729		Lamb Weston Holdings, Inc	269
621		Lancaster Colony Corp	75
1,056	*	Landec Corp	14
179	*	Lifeway Foods, Inc	2
443		Limoneira Co	10
4,446		McCormick & Co, Inc	456
476	e	MGP	29
6,722		Molson Coors Brewing Co (Class B)	549
56,770		Mondelez International, Inc	2,308
15,891	*	Monster Beverage Corp	878
457		National Beverage Corp	57
996		Omega Protein Corp	17
55,391		PepsiCo, Inc	6,172
60,206		Philip Morris International, Inc	6,684
2,078	*	Pilgrim’s Pride Corp	59
4,626		Pinnacle Foods, Inc	264
2,539	*	Post Holdings, Inc	224
845	*	Primo Water Corp	10
787		Sanderson Farms, Inc	127
10		Seaboard Corp	45
365	*	Seneca Foods Corp	13
3,317		Snyder’s-Lance, Inc	126
317	e	Tootsie Roll Industries, Inc	12
2,158	*	TreeHouse Foods, Inc	146
183	*	Turning Point Brands, Inc	3
10,652		Tyson Foods, Inc (Class A)	750
917		Universal Corp	53
3,083		Vector Group Ltd	63

		TOTAL FOOD, BEVERAGE & TOBACCO	44,464

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
338	*,e	AAC Holdings, Inc	3
855		Abaxis, Inc	38
65,633		Abbott Laboratories	3,502
1,581	*	Abiomed, Inc	267
3,023	*	Acadia Healthcare Co, Inc	144
3,073	*	Accuray, Inc	12
1,212		Aceto Corp	14
255	*	Addus HomeCare Corp	9
12,496		Aetna Inc	1,987
3,369	*	Alere, Inc	172
3,108	*	Align Technology, Inc	579
7,075	*	Allscripts Healthcare Solutions, Inc	101
495	*	Almost Family, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,099	*	Amedisys, Inc	$62
368	*	American Renal Associates Holdings, Inc	6
6,213		AmerisourceBergen Corp	514
1,811	*	AMN Healthcare Services, Inc	83
482		Analogic Corp	40
1,310	*	Angiodynamics, Inc	22
566	*	Anika Therapeutics, Inc	33
5,621	*	Antares Pharma, Inc	18
10,231		Anthem, Inc	1,943
1,539	*	athenahealth, Inc	191
1,229	*	AtriCure, Inc	28
55		Atrion Corp	37
1,009	*	AxoGen, Inc	20
2,804		Bard (C.R.), Inc	899
19,271		Baxter International, Inc	1,209
8,658		Becton Dickinson & Co	1,697
4,529	*,e	BioScrip, Inc	12
1,148	*	BioTelemetry, Inc	38
52,888	*	Boston Scientific Corp	1,543
7,134	*	Brookdale Senior Living, Inc	76
1,418		Cantel Medical Corp	134
1,019	*	Capital Senior Living Corp	13
12,178		Cardinal Health, Inc	815
1,207	*	Cardiovascular Systems, Inc	34
2,441	*,e	Castlight Health, Inc	11
6,466	*	Centene Corp	626
11,026	*	Cerner Corp	786
4,212	*,e	Cerus Corp	12
611		Chemed Corp	123
9,619		Cigna Corp	1,798
504	*	Civitas Solutions, Inc	9
3,787	*,e	Community Health Systems, Inc	29
481		Computer Programs & Systems, Inc	14
1,529	*	ConforMIS, Inc	5
1,071		Conmed Corp	56
1,827		Cooper Cos, Inc	433
2,996	*,e	Corindus Vascular Robotics, Inc	5
368	*	Corvel Corp	20
1,020	*	Cotiviti Holdings, Inc	37
1,273	*	Cross Country Healthcare, Inc	18
1,250	*	CryoLife, Inc	28
593	*	Cutera, Inc	25
23,635		Danaher Corp	2,027
6,092	*	DaVita, Inc	362
8,598		Dentsply Sirona, Inc	514
3,340	*	DexCom, Inc	163
1,886	*	Diplomat Pharmacy, Inc	39
8,051	*	Edwards Lifesciences Corp	880
3,300	*	Endologix, Inc	15
1,885		Ensign Group, Inc	43
482	*,e	Entellus Medical, Inc	9
4,540	*	Envision Healthcare Corp	204
1,492	*	Evolent Health, Inc	27
408	*	Exactech, Inc	13
22,342	*	Express Scripts Holding Co	1,415
229	*	FONAR Corp	7
1,393	*,e	Genesis Health Care, Inc	2
1,865	*	GenMark Diagnostics, Inc	18
1,112	*	Glaukos Corp	37
2,762	*	Globus Medical, Inc	82
2,039	*	Haemonetics Corp	92
1,812	*	Halyard Health, Inc	82
11,392	*	HCA Holdings, Inc	907
1,932	*	HealthEquity, Inc	98

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,477		Healthsouth Corp	$161
1,071	*	HealthStream, Inc	25
6,040	*	Henry Schein, Inc	495
236	*	Heska Corp	21
2,532		Hill-Rom Holdings, Inc	187
3,262	*	HMS Holdings Corp	65
10,945	*	Hologic, Inc	402
5,583		Humana, Inc	1,360
588	*	ICU Medical, Inc	109
3,335	*	Idexx Laboratories, Inc	519
672	*	Inogen Inc	64
2,425	*,e	Inovalon Holdings, Inc	41
2,272	*	Insulet Corp	125
935	*	Integer Holding Corp	48
2,413	*	Integra LifeSciences Holdings Corp	122
1,418	*	Intuitive Surgical, Inc	1,483
1,260	e	Invacare Corp	20
528	*	iRhythm Technologies, Inc	27
1,571	*	K2M Group Holdings, Inc	33
3,505		Kindred Healthcare, Inc	24
4,002	*	Laboratory Corp of America Holdings	604
352		Landauer, Inc	24
982	*	Lantheus Holdings, Inc	17
562		LeMaitre Vascular, Inc	21
593	*	LHC Group, Inc	42
1,442	*	LifePoint Hospitals, Inc	84
1,887	*	LivaNova plc	132
735	*	Magellan Health Services, Inc	63
1,746	*	Masimo Corp	151
8,207		McKesson Corp	1,261
2,192	*	Medidata Solutions, Inc	171
3,569	*	MEDNAX, Inc	154
53,220		Medtronic plc	4,139
1,637		Meridian Bioscience, Inc	23
1,836	*	Merit Medical Systems, Inc	78
1,721	*	Molina Healthcare, Inc	118
685	*	NantHealth, Inc	3
212		National Healthcare Corp	13
357		National Research Corp	13
1,257	*	Natus Medical, Inc	47
1,449	*	Neogen Corp	112
1,074	*	Nevro Corp	98
2,085	*	Novocure Ltd	41
1,937	*	NuVasive, Inc	107
2,539	*	NxStage Medical, Inc	70
343	*	Obalon Therapeutics, Inc	3
1,384	*	Omnicell, Inc	71
2,181	*	OraSure Technologies, Inc	49
679	*	Orthofix International NV	32
2,343		Owens & Minor, Inc	68
919	*	Oxford Immunotec Global plc	15
3,229		Patterson Cos, Inc	125
1,140	*	Penumbra, Inc	103
275	*	PetIQ, Inc	7
1,217	*	PharMerica Corp	36
1,594	*	Premier, Inc	52
495	*	Providence Service Corp	27
356	*,e	Pulse Biosciences, Inc	7
1,960	*	Quality Systems, Inc	31
5,348		Quest Diagnostics, Inc	501
1,084	*	Quidel Corp	48
978	*,e	Quotient Ltd	5
3,887	*	R1 RCM, Inc	14
1,510	*	RadNet, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,454		Resmed, Inc	$420
1,891	*,e	Rockwell Medical, Inc	16
2,673	*	RTI Biologics, Inc	12
4,065	*	Select Medical Holdings Corp	78
549	*,e	Sientra, Inc	8
414		Simulations Plus, Inc	6
1,741	*,e	Staar Surgical Co	22
3,269		STERIS plc	289
13,184		Stryker Corp	1,872
643	*,e	Surgery Partners, Inc	7
516	*	SurModics, Inc	16
350	*	Tabula Rasa HealthCare, Inc	9
357	*	Tactile Systems Technology, Inc	11
2,089	*,e	Teladoc, Inc	69
1,746		Teleflex, Inc	422
3,172	*,e	Tenet Healthcare Corp	52
1,422	*	Tivity Health, Inc	58
948	*	Triple-S Management Corp (Class B)	22
37,228		UnitedHealth Group, Inc	7,291
3,402		Universal Health Services, Inc (Class B)	377
468		US Physical Therapy, Inc	29
149		Utah Medical Products, Inc	11
1,492	*	Varex Imaging Corp	51
3,475	*	Varian Medical Systems, Inc	348
4,180	*	Veeva Systems, Inc	236
1,068	*,e	ViewRay, Inc	6
612	*,e	Viveve Medical, Inc	3
1,082	*	Vocera Communications, Inc	34
1,739	*	WellCare Health Plans, Inc	299
2,861		West Pharmaceutical Services, Inc	275
4,098	*	Wright Medical Group NV	106
7,741		Zimmer Holdings, Inc	906

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	54,882

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
400	*	Central Garden & Pet Co	16
1,366	*	Central Garden and Pet Co (Class A)	51
9,498		Church & Dwight Co, Inc	460
4,937		Clorox Co	651
33,303		Colgate-Palmolive Co	2,426
18,225		Coty, Inc	301
2,241	*	Edgewell Personal Care Co	163
812	*,e	elf Beauty, Inc	18
2,362		Energizer Holdings, Inc	109
8,343		Estee Lauder Cos (Class A)	900
2,687	*,e	Herbalife Ltd	182
4,642	*	HRG Group, Inc	72
735		Inter Parfums, Inc	30
13,746		Kimberly-Clark Corp	1,618
385		Medifast, Inc	23
325		Natural Health Trends Corp	8
537		Nature’s Sunshine Products, Inc	5
2,014		Nu Skin Enterprises, Inc (Class A)	124
255		Oil-Dri Corp of America	12
289	e	Orchids Paper Products Co	4
99,149		Procter & Gamble Co	9,021
480	*,e	Revlon, Inc (Class A)	12
959		Spectrum Brands, Inc	102
426	*	USANA Health Sciences, Inc	25
538		WD-40 Co	60

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,393

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 4.3%
15,017		Aflac, Inc	$1,222
576	*	Alleghany Corp	319
14,084		Allstate Corp	1,294
1,747	*	AMBAC Financial Group, Inc	30
3,330		American Equity Investment Life Holding Co	97
2,671		American Financial Group, Inc	276
35,662		American International Group, Inc	2,189
284		American National Insurance Co	34
751		Amerisafe, Inc	44
3,256	e	Amtrust Financial Services, Inc	44
10,083		Aon plc	1,473
4,498	*	Arch Capital Group Ltd	443
1,126		Argo Group International Holdings Ltd	69
6,848		Arthur J. Gallagher & Co	421
2,327		Aspen Insurance Holdings Ltd	94
2,139		Assurant, Inc	204
4,689		Assured Guaranty Ltd	177
4,141	*	Athene Holding Ltd	223
493	*	Atlas Financial Holdings, Inc	9
3,256		Axis Capital Holdings Ltd	187
422		Baldwin & Lyons, Inc (Class B)	9
74,527	*	Berkshire Hathaway, Inc (Class B)	13,662
265		Blue Capital Reinsurance Holdings Ltd	4
3,236	*	Brighthouse Financial, Inc	197
4,533		Brown & Brown, Inc	218
18,049		Chubb Ltd	2,573
5,815		Cincinnati Financial Corp	445
2,162	*,e	Citizens, Inc (Class A)	16
758		CNA Financial Corp	38
6,647		Conseco, Inc	155
723		Crawford & Co (Class B)	9
406		Donegal Group, Inc (Class A)	7
746	*	eHealth, Inc	18
252		EMC Insurance Group, Inc	7
1,239		Employers Holdings, Inc	56
437	*	Enstar Group Ltd	97
983		Erie Indemnity Co (Class A)	119
1,587		Everest Re Group Ltd	362
371		FBL Financial Group, Inc (Class A)	28
485		Federated National Holding Co	8
471	e	Fidelity & Guaranty Life	15
4,199		First American Financial Corp	210
10,157		FNF Group	482
19,503	*	Genworth Financial, Inc (Class A)	75
328	*	Global Indemnity Ltd	14
1,299	*	Greenlight Capital Re Ltd (Class A)	28
368	*	Hallmark Financial Services	4
1,661		Hanover Insurance Group, Inc	161
14,027		Hartford Financial Services Group, Inc	778
290	e	HCI Group, Inc	11
443	*	Health Insurance Innovations, Inc	6
1,074	e	Heritage Insurance Holdings, Inc	14
1,591		Horace Mann Educators Corp	63
345		Independence Holding Co	9
439		Infinity Property & Casualty Corp	41
62		Investors Title Co	11
646		James River Group Holdings Ltd	27
1,469		Kemper Corp	78
379		Kingstone Cos, Inc	6
566		Kinsale Capital Group, Inc	24
8,761		Lincoln National Corp	644
10,573		Loews Corp	506

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,565		Maiden Holdings Ltd	$20
533	*	Markel Corp	569
19,941		Marsh & McLennan Cos, Inc	1,671
4,904	*	MBIA, Inc	43
1,072		Mercury General Corp	61
35,287		Metlife, Inc	1,833
1,991		National General Holdings Corp	38
92		National Western Life Group, Inc	32
808		Navigators Group, Inc	47
394	*	NI Holdings, Inc	7
9,269		Old Republic International Corp	182
1,776		Primerica, Inc	145
10,218		Principal Financial Group	657
1,956		ProAssurance Corp	107
22,426		Progressive Corp	1,086
16,661		Prudential Financial, Inc	1,771
2,511		Reinsurance Group of America, Inc (Class A)	350
1,586		RenaissanceRe Holdings Ltd	214
1,544		RLI Corp	89
591		Safety Insurance Group, Inc	45
2,223		Selective Insurance Group, Inc	120
630		State Auto Financial Corp	17
1,279		State National Cos, Inc	27
815		Stewart Information Services Corp	31
2,745	*	Third Point Reinsurance Ltd	43
4,319		Torchmark Corp	346
10,815		Travelers Cos, Inc	1,325
855	*,e	Trupanion, Inc	23
844		United Fire & Casualty Co	39
739		United Insurance Holdings Corp	12
1,340		Universal Insurance Holdings, Inc	31
8,936		UnumProvident Corp	457
3,022		Validus Holdings Ltd	149
3,567		W.R. Berkley Corp	238
155		White Mountains Insurance Group Ltd	133
4,835		Willis Towers Watson plc	746
9,976		XL Group Ltd	394

		TOTAL INSURANCE	43,182

MATERIALS - 3.4%
1,126		A. Schulman, Inc	38
788	e	Advanced Emissions Solutions, Inc	9
1,237	*	AdvanSix, Inc	49
801	*	AgroFresh Solutions, Inc	6
8,249		Air Products & Chemicals, Inc	1,247
12,220	*	AK Steel Holding Corp	68
4,207		Albemarle Corp	573
7,210		Alcoa Corp	336
4,202	e	Allegheny Technologies, Inc	100
1,143		American Vanguard Corp	26
340		Ampco-Pittsburgh Corp	6
2,415		Aptargroup, Inc	208
716		Ardagh Group S.A.	15
2,222		Ashland Global Holdings, Inc	145
3,291		Avery Dennison Corp	324
8,232	*	Axalta Coating Systems Ltd	238
1,227		Balchem Corp	100
13,490		Ball Corp	557
3,500		Bemis Co, Inc	160
5,056	*	Berry Plastics Group, Inc	286
1,581	*	Boise Cascade Co	55
2,347		Cabot Corp	131
1,971		Calgon Carbon Corp	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,812		Carpenter Technology Corp	$87
5,414		Celanese Corp (Series A)	565
1,952	*	Century Aluminum Co	32
9,130		CF Industries Holdings, Inc	321
284		Chase Corp	32
6,892		Chemours Co	349
623	*	Clearwater Paper Corp	31
9,437	*	Cleveland-Cliffs, Inc	67
1,314	*	Codexis, Inc	9
5,209	*	Coeur Mining, Inc	48
4,501		Commercial Metals Co	86
1,309	e	Compass Minerals International, Inc	85
261		Core Molding Technologies, Inc	6
4,958	*	Crown Holdings, Inc	296
439		Deltic Timber Corp	39
2,440		Domtar Corp	106
90,494		DowDuPont, Inc	6,265
1,847		Eagle Materials, Inc	197
5,514		Eastman Chemical Co	499
9,871		Ecolab, Inc	1,270
3,191	*	Ferro Corp	71
2,943	*,m	Ferroglobe plc	0
2,151	*,e	Flotek Industries, Inc	10
5,228		FMC Corp	467
51,818	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	728
954		FutureFuel Corp	15
2,797	*	GCP Applied Technologies, Inc	86
2,189	*	Gold Resource Corp	8
12,219		Graphic Packaging Holding Co	170
203		Greif, Inc	13
985		Greif, Inc (Class A)	58
1,961		H.B. Fuller Co	114
137	*	Handy & Harman Ltd	4
377		Hawkins, Inc	15
501		Haynes International, Inc	18
14,849		Hecla Mining Co	75
7,865		Huntsman Corp	216
1,659	*	Ingevity Corp	104
803		Innophos Holdings, Inc	40
974		Innospec, Inc	60
3,093		International Flavors & Fragrances, Inc	442
15,786		International Paper Co	897
3,628	*	Intrepid Potash, Inc	16
656		Kaiser Aluminum Corp	68
3,390		Kapstone Paper and Packaging Corp	73
6,735	*	Klondex Mines Ltd	25
329		KMG Chemicals, Inc	18
850	*	Koppers Holdings, Inc	39
1,207	*	Kraton Polymers LLC	49
893		Kronos Worldwide, Inc	20
5,593	*	Louisiana-Pacific Corp	151
901	*	LSB Industries, Inc	7
12,721		LyondellBasell Industries AF S.C.A	1,260
2,472		Martin Marietta Materials, Inc	510
774		Materion Corp	33
1,370		Minerals Technologies, Inc	97
16,921		Monsanto Co	2,027
13,749		Mosaic Co	297
871		Myers Industries, Inc	18
642		Neenah Paper, Inc	55
278		NewMarket Corp	118
20,550		Newmont Mining Corp	771
12,488		Nucor Corp	700
6,399		Olin Corp	219

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

395		Olympic Steel, Inc	$9
1,779	*	Omnova Solutions, Inc	19
6,322	*	Owens-Illinois, Inc	159
3,656		Packaging Corp of America	419
1,827		PH Glatfelter Co	36
8,571	*	Platform Specialty Products Corp	96
3,172		PolyOne Corp	127
9,896		PPG Industries, Inc	1,075
11,079		Praxair, Inc	1,548
510		Quaker Chemical Corp	75
1,744		Rayonier Advanced Materials, Inc	24
2,755		Reliance Steel & Aluminum Co	210
2,545		Royal Gold, Inc	219
5,126		RPM International, Inc	263
592	*	Ryerson Holding Corp	6
1,051		Schnitzer Steel Industries, Inc (Class A)	30
1,182		Schweitzer-Mauduit International, Inc	49
1,721		Scotts Miracle-Gro Co (Class A)	168
7,653		Sealed Air Corp	327
1,713		Sensient Technologies Corp	132
3,155		Sherwin-Williams Co	1,130
2,954		Silgan Holdings, Inc	87
3,576		Sonoco Products Co	180
3,201		Southern Copper Corp (NY)	127
9,128		Steel Dynamics, Inc	315
775		Stepan Co	65
4,229	*	Summit Materials, Inc	135
2,524	*	SunCoke Energy, Inc	23
11,807		Tahoe Resources, Inc	62
1,535	*	TimkenSteel Corp	25
970	*	Trecora Resources	13
1,164		Tredegar Corp	21
1,701		Trinseo S.A.	114
2,505		Tronox Ltd	53
226	*	UFP Technologies, Inc	6
66		United States Lime & Minerals, Inc	6
6,801	e	United States Steel Corp	175
577	*,e	US Concrete, Inc	44
882		Valhi, Inc	2
7,938		Valvoline, Inc	186
1,233	*	Verso Corp	6
5,018		Vulcan Materials Co	600
565		Warrior Met Coal, Inc	13
1,396		Westlake Chemical Corp	116
9,707		WestRock Co	551
1,742	*	Worthington Industries, Inc	80
2,489		WR Grace & Co	180

		TOTAL MATERIALS	34,597

MEDIA - 2.7%
2,111	e	AMC Entertainment Holdings, Inc	31
2,104	*	AMC Networks, Inc	123
184		Cable One, Inc	133
13,727		CBS Corp (Class B)	796
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	14
7,389	*	Charter Communications, Inc	2,685
4,142		Cinemark Holdings, Inc	150
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	8
182,493		Comcast Corp (Class A)	7,022
46	*	Daily Journal Corp	10
5,957	*	Discovery Communications, Inc (Class A)	127
8,196	*	Discovery Communications, Inc (Class C)	166
8,615	*	DISH Network Corp (Class A)	467

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

568		Emerald Expositions Events, Inc	$13
1,252		Entercom Communications Corp (Class A)	14
2,637		Entravision Communications Corp (Class A)	15
798	*,e	Eros International plc	12
2,274	*	EW Scripps Co (Class A)	44
4,415		Gannett Co, Inc	40
1,656	*	Global Eagle Entertainment, Inc	6
2,680	*	Gray Television, Inc	42
408	*	Hemisphere Media Group, Inc	5
2,264	*	Imax Corp	51
14,811		Interpublic Group of Cos, Inc	308
1,677		John Wiley & Sons, Inc (Class A)	90
428	*	Liberty Braves Group (Class A)	11
1,434	*	Liberty Braves Group (Class C)	36
977	*	Liberty Broadband Corp (Class A)	92
4,040	*	Liberty Broadband Corp (Class C)	385
998	*,e	Liberty Media Group (Class A)	37
6,647	*	Liberty Media Group (Class C)	253
3,486	*	Liberty SiriusXM Group (Class A)	146
6,998	*	Liberty SiriusXM Group (Class C)	293
2,000	*	Lions Gate Entertainment Corp (Class A)	67
3,835	*	Lions Gate Entertainment Corp (Class B)	122
5,305	*	Live Nation, Inc	231
190	*	Loral Space & Communications, Inc	9
729	*	Madison Square Garden Co	156
2,109		MDC Partners, Inc	23
1,545		Meredith Corp	86
2,361	*	MSG Networks, Inc	50
2,714		National CineMedia, Inc	19
1,956		New Media Investment Group, Inc	29
4,795		New York Times Co (Class A)	94
13,730		News Corp	182
4,708		News Corp (Class B)	64
1,776		Nexstar Broadcasting Group, Inc (Class A)	111
8,859		Omnicom Group, Inc	656
787	*	Reading International, Inc	12
4,416		Regal Entertainment Group (Class A)	71
175		Saga Communications, Inc	8
415		Salem Communications	3
1,096		Scholastic Corp	41
3,333		Scripps Networks Interactive (Class A)	286
2,721	e	Sinclair Broadcast Group, Inc (Class A)	87
57,641	e	Sirius XM Holdings, Inc	318
8,405		TEGNA, Inc	112
30,091		Time Warner, Inc	3,083
3,869		Time, Inc	52
322	*	Townsquare Media, Inc	3
2,837		Tribune Co	116
780	*	tronc, Inc	11
40,289		Twenty-First Century Fox, Inc	1,063
16,626		Twenty-First Century Fox, Inc (Class B)	429
411	e	Viacom, Inc	15
13,700		Viacom, Inc (Class B)	381
60,665		Walt Disney Co	5,980
806	*	WideOpenWest, Inc	12
1,509		World Wrestling Entertainment, Inc (Class A)	36

		TOTAL MEDIA	27,643

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
61,898		AbbVie, Inc	5,500
1,001	*,e	Abeona Therapeutics, Inc	17
3,739	*	Acadia Pharmaceuticals, Inc	141
987	*,e	Accelerate Diagnostics, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,231	*	Acceleron Pharma, Inc	$46
1,147	*,e	Achaogen, Inc	18
4,855	*	Achillion Pharmaceuticals, Inc	22
797	*	Aclaris Therapeutics, Inc	21
1,689	*	Acorda Therapeutics, Inc	40
711	*,e	Adamas Pharmaceuticals, Inc	15
1,602	*,e	Aduro Biotech, Inc	17
1,291	*,e	Advaxis, Inc	5
1,175	*	Aerie Pharmaceuticals, Inc	57
2,830	*	Agenus, Inc	12
12,411		Agilent Technologies, Inc	797
1,631	*	Agios Pharmaceuticals, Inc	109
1,385	*	Aimmune Therapeutics, Inc	34
574	*,e	Akcea Therapeutics, Inc	16
1,440	*	Akebia Therapeutics, Inc	28
3,444	*	Akorn, Inc	114
367	*	Alder Biopharmaceuticals, Inc	5
8,409	*	Alexion Pharmaceuticals, Inc	1,180
5,962	*	Alkermes plc	303
13,028		Allergan plc	2,670
2,928	*	Alnylam Pharmaceuticals, Inc	344
1,423	*	AMAG Pharmaceuticals, Inc	26
28,574		Amgen, Inc	5,328
5,590	*	Amicus Therapeutics, Inc	84
1,331	*	Amphastar Pharmaceuticals, Inc	24
205	*	AnaptysBio, Inc	7
1,289	*,e	Anavex Life Sciences Corp	5
292	*	ANI Pharmaceuticals, Inc	15
1,565	*,e	Aratana Therapeutics, Inc	10
894	*	Ardelyx, Inc	5
1,252	*	Arena Pharmaceuticals, Inc	32
6,749	*	Array Biopharma, Inc	83
541	*	Assembly Biosciences, Inc	19
1,080	*,e	Asterias Biotherapeutics, Inc	4
969	*	Atara Biotherapeutics, Inc	16
2,944	*,e	Athersys, Inc	6
576	*	Audentes Therapeutics, Inc	16
793	*	Avexis, Inc	77
1,155	*,e	Axovant Sciences Ltd	8
873	*,e	Bellicum Pharmaceuticals, Inc	10
3,132	*	BioCryst Pharmaceuticals, Inc	16
8,204	*	Biogen Idec, Inc	2,569
387	*	Biohaven Pharmaceutical Holding Co Ltd	14
6,819	*	BioMarin Pharmaceutical, Inc	635
826	*	Bio-Rad Laboratories, Inc (Class A)	184
213	*	Biospecifics Technologies Corp	10
1,318		Bio-Techne Corp	159
2,650	*,e	BioTime, Inc	8
4,244	*	Bioverativ, Inc	242
1,592	*	Bluebird Bio, Inc	219
1,516	*	Blueprint Medicines Corp	106
63,994		Bristol-Myers Squibb Co	4,079
4,110		Bruker BioSciences Corp	122
1,175	*	Calithera Biosciences, Inc	19
311	*,e	Calyxt, Inc	8
1,265	*	Cambrex Corp	70
1,052	*,e	Cara Therapeutics Inc	14
1,416	*	Cascadian Therapeutics, Inc	6
4,893	*	Catalent, Inc	195
2,735	*	Catalyst Pharmaceuticals, Inc	7
30,068	*	Celgene Corp	4,385
4,172	*	Celldex Therapeutics, Inc	12
1,716	*	Cempra, Inc	6
1,846	*	Charles River Laboratories International, Inc	199

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,103	*	ChemoCentryx, Inc	$8
1,747	*	Chimerix, Inc	9
788	*	Clearside Biomedical, Inc	7
1,527	*	Clovis Oncology, Inc	126
1,501	*	Coherus Biosciences, Inc	20
877	*,e	Collegium Pharmaceutical, Inc	9
642	*	Concert Pharmaceuticals Inc	9
1,005	*,e	Contatus Pharmaceuticals, Inc	6
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	12
3,522	*	Corcept Therapeutics, Inc	68
820	*,e	Corium International, Inc	9
349	*	Corvus Pharmaceuticals, Inc	6
4,829	*	Curis, Inc	7
1,624	*	Cytokinetics, Inc	24
1,148	*	CytomX Therapeutics, Inc	21
2,241	*	Depomed, Inc	13
1,468	*	Dermira, Inc	40
195	*,e	Dova Pharmaceuticals, Inc	5
4,800	*	Durect Corp	9
1,590	*	Dynavax Technologies Corp	34
323	*,e	Eagle Pharmaceuticals, Inc	19
681	*	Edge Therapeutics, Inc	7
1,310	*	Editas Medicine, Inc	31
37,892		Eli Lilly & Co	3,241
1,340	*	Emergent Biosolutions, Inc	54
648	*	Enanta Pharmaceuticals, Inc	30
8,687	*	Endo International plc	74
1,556	*	Enzo Biochem, Inc	16
1,664	*	Epizyme, Inc	32
554	*	Esperion Thereapeutics, Inc	28
4,274	*	Exact Sciences Corp	201
11,271	*	Exelixis, Inc	273
1,546	*	Fate Therapeutics, Inc	6
2,295	*	FibroGen, Inc	123
979	*	Five Prime Therapeutics, Inc	40
1,094	*,e	Flexion Therapeutics Inc	26
1,247	*	Fluidigm Corp	6
1,392	*,e	Fortress Biotech, Inc	6
507	*,e	Foundation Medicine, Inc	20
301	*	G1 Therapeutics, Inc	7
1,113	*,e	Genocea Biosciences Inc	2
810	*	Genomic Health, Inc	26
6,445	*,e	Geron Corp	14
50,534		Gilead Sciences, Inc	4,094
1,425	*	Global Blood Therapeutics, Inc	44
4,274	*	Halozyme Therapeutics, Inc	74
1,743	*,e	Heron Therapeutics, Inc	28
6,384	*	Horizon Pharma plc	81
2,542	*,e	Idera Pharmaceuticals, Inc	6
1,927	*	Ignyta, Inc	24
5,623	*	Illumina, Inc	1,120
484	*,e	Immune Design Corp	5
3,349	*	Immunogen, Inc	26
3,945	*,e	Immunomedics, Inc	55
2,888	*	Impax Laboratories, Inc	59
2,126	*	INC Research Holdings, Inc	111
6,468	*	Incyte Corp	755
2,960	*	Innoviva, Inc	42
2,690	*,e	Inovio Pharmaceuticals, Inc	17
2,469	*	Insmed, Inc	77
998	*,e	Insys Therapeutics, Inc	9
561	*,e	Intellia Therapeutics, Inc	14
696	*,e	Intercept Pharmaceuticals, Inc	40
1,040	*	Intersect ENT, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,415	*	Intra-Cellular Therapies, Inc	$22
2,121	*,e	Intrexon Corp	40
1,468	*	Invitae Corp	14
4,834	*	Ionis Pharmaceuticals, Inc	245
1,951	*	Iovance Biotherapeutics, Inc	15
5,284	*	Ironwood Pharmaceuticals, Inc	83
104,488		Johnson & Johnson	13,584
241	*,e	Jounce Therapeutics, Inc	4
2,062	*	Juno Therapeutics, Inc	93
312	*	Kala Pharmaceuticals, Inc	7
1,273	*	Karyopharm Therapeutics, Inc	14
3,304	*,e	Keryx Biopharmaceuticals, Inc	23
841	*	Kindred Biosciences Inc	7
1,897	*	Kite Pharma, Inc	341
542	*	Kura Oncology, Inc	8
669	*,e	La Jolla Pharmaceutical Co	23
1,137	*,e	Lannett Co, Inc	21
1,763	*,e	Lexicon Pharmaceuticals, Inc	22
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	105
777	*	Loxo Oncology, Inc	72
1,582		Luminex Corp	32
1,309	*	MacroGenics, Inc	24
3,881	*	Mallinckrodt plc	145
2,134	*,e	Matinas BioPharma Holdings, Inc	3
2,689	*	Medicines Co	100
1,230	*,e	MediciNova, Inc	8
289	*	Medpace Holdings, Inc	9
106,312		Merck & Co, Inc	6,807
460	e	Merrimack Pharmaceuticals, Inc	7
996	*	Mettler-Toledo International, Inc	624
4,015	*,e	MiMedx Group, Inc	48
684	*	Minerva Neurosciences, Inc	5
520	*	Miragen Therapeutics, Inc	5
2,874	*	Momenta Pharmaceuticals, Inc	53
20,335	*	Mylan NV	638
480	*	MyoKardia, Inc	21
2,502	*	Myriad Genetics, Inc	91
689	*	NanoString Technologies, Inc	11
1,198	*	NantKwest, Inc	7
1,110	*	Natera, Inc	14
5,771	*	Nektar Therapeutics	139
2,201	*	NeoGenomics, Inc	25
564	*,e	Neos Therapeutics, Inc	5
3,420	*	Neurocrine Biosciences, Inc	210
866	*,e	NewLink Genetics Corp	9
11,296	*,e	Novavax, Inc	13
591	*	Novelion Therapeutics, Inc	4
1,041	*	Nymox Pharmaceutical Corp	4
894	*	Ocular Therapeutix, Inc	6
1,629	*,e	Omeros Corp	35
13,300	*,e	Opko Health, Inc	91
2,776	*,e	Organovo Holdings, Inc	6
1,016	*	Otonomy, Inc	3
3,094	*	Pacific Biosciences of California, Inc	16
1,521	*	Pacira Pharmaceuticals, Inc	57
934	*	Paratek Pharmaceuticals, Inc	23
1,961	*	Parexel International Corp	173
1,731	*	PDL BioPharma, Inc	6
4,283		PerkinElmer, Inc	295
4,834		Perrigo Co plc	409
229,112		Pfizer, Inc	8,179
720		Phibro Animal Health Corp	27
1,321	*	Pieris Pharmaceuticals, Inc	8
1,961	*	Portola Pharmaceuticals, Inc	106

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,513	*	PRA Health Sciences, Inc	$115
2,080	*	Prestige Brands Holdings, Inc	104
2,427	*	Progenics Pharmaceuticals, Inc	18
282	*,e	Protagonist Therapeutics, Inc	5
1,437	*,e	Prothena Corp plc	93
634	*	PTC Therapeutics, Inc	13
1,119	*	Puma Biotechnology, Inc	134
8,962		QIAGEN NV	282
4,807	*	Quintiles Transnational Holdings, Inc	457
442	*	Ra Pharmaceuticals, Inc	6
1,455	*,e	Radius Health, Inc	56
341	*,e	Reata Pharmaceuticals, Inc	11
456	*,e	Recro Pharma, Inc	4
3,041	*	Regeneron Pharmaceuticals, Inc	1,360
1,062	*	REGENXBIO, Inc	35
1,344	*	Repligen Corp	52
1,469	*	Retrophin, Inc	37
879	*	Revance Therapeutics, Inc	24
4,657	*	Rigel Pharmaceuticals, Inc	12
1,343	*	Sage Therapeutics, Inc	84
2,773	*	Sangamo Biosciences, Inc	42
2,006	*	Sarepta Therapeutics, Inc	91
2,282	*	Sciclone Pharmaceuticals, Inc	26
3,768	*	Seattle Genetics, Inc	205
474	*	Selecta Biosciences, Inc	9
745	*	Seres Therapeutics, Inc	12
897	*	Spark Therapeutics, Inc	80
2,652	*	Spectrum Pharmaceuticals, Inc	37
834	*	Stemline Therapeutics, Inc	9
807	*	Strongbridge Biopharma plc	6
1,048	*,e	Sucampo Pharmaceuticals, Inc (Class A)	12
1,839	*	Supernus Pharmaceuticals, Inc	74
359	*	Syndax Pharmaceuticals, Inc	4
8,840	*,e	Synergy Pharmaceuticals, Inc	26
496	*	Syros Pharmaceuticals, Inc	7
1,333	*,e	Teligent, Inc	9
1,448	*	TESARO, Inc	187
1,526	*	Tetraphase Pharmaceuticals, Inc	10
1,870	*,e	TG Therapeutics, Inc	22
5,906	*,e	TherapeuticsMD, Inc	31
1,625	*,e	Theravance Biopharma, Inc	56
15,491		Thermo Fisher Scientific, Inc	2,931
390	*,m	Tobira Therapeutics, Inc	0	^
332	*	Tocagen, Inc	4
1,790	*	Trevena, Inc	5
1,517	*	Ultragenyx Pharmaceutical, Inc	81
1,741	*	United Therapeutics Corp	204
1,691	*	Vanda Pharmaceuticals, Inc	30
907	*,e	VBI Vaccines, Inc	3
594	*	Veracyte, Inc	5
1,272	*	Versartis, Inc	3
9,632	*	Vertex Pharmaceuticals, Inc	1,464
484	*,e	Voyager Therapeutics, Inc	10
3,326	*	VWR Corp	110
2,907	*	Waters Corp	522
475	*,e	WaVe Life Sciences Pte Ltd	10
663	*,e	XBiotech, Inc	3
1,460	*	Xencor Inc	33
4,815	*,e	ZIOPHARM Oncology, Inc	30
18,994		Zoetis, Inc	1,211
845	*	Zogenix, Inc	30
430	*,e	Zynerba Pharmaceuticals, Inc	4

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	85,823

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 3.9%
3,250		Acadia Realty Trust	$93
943		Agree Realty Corp	46
1,789		Alexander & Baldwin, Inc	83
51		Alexander’s, Inc	22
3,523		Alexandria Real Estate Equities, Inc	419
466	*,e	Altisource Portfolio Solutions S.A.	12
1,944		Altisource Residential Corp	22
1,599		American Assets Trust,Inc	64
5,246		American Campus Communities, Inc	232
8,855		American Homes 4 Rent	192
16,336		American Tower Corp	2,233
5,818		Apartment Investment & Management Co (Class A)	255
8,081		Apple Hospitality REIT, Inc	153
1,658		Armada Hoffler Properties, Inc	23
1,249		Ashford Hospitality Prime, Inc	12
3,090		Ashford Hospitality Trust, Inc	21
454	*	AV Homes, Inc	8
5,319		AvalonBay Communities, Inc	949
769		Bluerock Residential Growth REIT, Inc	8
6,042		Boston Properties, Inc	742
6,772		Brandywine Realty Trust	118
11,939		Brixmor Property Group, Inc	224
3,382		Camden Property Trust	309
2,763		CareTrust REIT, Inc	53
1,667		CatchMark Timber Trust Inc	21
6,537	e	CBL & Associates Properties, Inc	55
11,079	*	CBRE Group, Inc	420
3,595		Cedar Realty Trust, Inc	20
1,449		Chatham Lodging Trust	31
2,308		Chesapeake Lodging Trust	62
1,087		City Office REIT, Inc	15
544	e	Clipper Realty, Inc	6
20,026		Colony NorthStar, Inc	252
4,776		Columbia Property Trust, Inc	104
498		Community Healthcare Trust, Inc	13
159		Consolidated-Tomoka Land Co	10
4,609		CoreCivic, Inc	123
419		CorEnergy Infrastructure Trust, Inc	15
1,335		Coresite Realty	149
3,896		Corporate Office Properties Trust	128
16,091		Cousins Properties, Inc	150
15,511		Crown Castle International Corp	1,551
7,123		CubeSmart	185
3,383		CyrusOne, Inc	199
3,638		DCT Industrial Trust, Inc	211
12,102		DDR Corp	111
7,801		DiamondRock Hospitality Co	85
7,917		Digital Realty Trust, Inc	937
5,662		Douglas Emmett, Inc	223
13,997		Duke Realty Corp	403
1,340		Easterly Government Properties, Inc	28
1,286		EastGroup Properties, Inc	113
2,840		Education Realty Trust, Inc	102
5,016		Empire State Realty Trust, Inc	103
2,455		Entertainment Properties Trust	171
3,007		Equinix, Inc	1,342
4,669	*	Equity Commonwealth	142
3,181		Equity Lifestyle Properties, Inc	271
13,759		Equity Residential	907
2,501		Essex Property Trust, Inc	635
4,746		Extra Space Storage, Inc	379
967	e	Farmland Partners, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,807		Federal Realty Investment Trust	$349
4,527		First Industrial Realty Trust, Inc	136
2,237		First Potomac Realty Trust	25
8,966		Forest City Realty Trust, Inc	229
1,479	*,m	Forestar Group, Inc	26
2,420		Four Corners Property Trust, Inc	60
4,124		Franklin Street Properties Corp	44
309	*	FRP Holdings, Inc	14
7,699		Gaming and Leisure Properties, Inc	284
4,728		Geo Group, Inc	127
1,064		Getty Realty Corp	30
23,995		GGP, Inc	498
881		Gladstone Commercial Corp	20
547	e	Global Medical REIT, Inc	5
2,475	*	Global Net Lease, Inc	54
2,836		Government Properties Income Trust	53
5,894		Gramercy Property Trust	178
18,421		HCP, Inc	513
4,494		Healthcare Realty Trust, Inc	145
7,668		Healthcare Trust of America, Inc	229
1,493	e	Hersha Hospitality Trust	28
1,412		HFF, Inc (Class A)	56
3,908		Highwoods Properties, Inc	204
6,332		Hospitality Properties Trust	180
27,696		Host Marriott Corp	512
1,318	*	Howard Hughes Corp	155
6,080		Hudson Pacific Properties	204
2,619		Independence Realty Trust, Inc	27
4,600		Investors Real Estate Trust	28
3,361		Invitation Homes, Inc	76
10,280		Iron Mountain, Inc	400
2,674	*	iStar Financial, Inc	32
3,369	*	JBG SMITH Properties	115
322		Jernigan Capital, Inc	7
1,760		Jones Lang LaSalle, Inc	217
3,233		Kennedy-Wilson Holdings, Inc	60
3,767		Kilroy Realty Corp	268
16,000		Kimco Realty Corp	313
3,243		Kite Realty Group Trust	66
3,232		Lamar Advertising Co	221
4,394		LaSalle Hotel Properties	128
8,402		Lexington Realty Trust	86
5,755		Liberty Property Trust	236
1,802		Life Storage, Inc	147
1,530		LTC Properties, Inc	72
5,384		Macerich Co	296
3,534		Mack-Cali Realty Corp	84
569	*	Marcus & Millichap, Inc	15
231	*	Maui Land & Pineapple Co, Inc	3
996		MedEquities Realty Trust, Inc	12
14,060		Medical Properties Trust, Inc	185
4,427		Mid-America Apartment Communities, Inc	473
2,597		Monmouth Real Estate Investment Corp (Class A)	42
1,549		National Health Investors, Inc	120
5,838		National Retail Properties, Inc	243
1,700		National Storage Affiliates Trust	41
3,164		New Senior Investment Group, Inc	29
662		NexPoint Residential Trust, Inc	16
2,094		NorthStar Realty Europe Corp	27
7,596		Omega Healthcare Investors, Inc	242
567		One Liberty Properties, Inc	14
5,413		Outfront Media, Inc	136
7,621		Paramount Group, Inc	122
4,447		Park Hotels & Resorts, Inc	123

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,763		Parkway, Inc	$41
2,664		Pebblebrook Hotel Trust	96
2,702		Pennsylvania REIT	28
5,940		Physicians Realty Trust	105
5,677		Piedmont Office Realty Trust, Inc	114
1,554		Potlatch Corp	79
1,043		Preferred Apartment Communities, Inc	20
20,381		Prologis, Inc	1,293
762		PS Business Parks, Inc	102
5,734		Public Storage, Inc	1,227
1,829		QTS Realty Trust, Inc	96
2,935	*	Quality Care Properties, Inc	45
3,057		Ramco-Gershenson Properties	40
4,462		Rayonier, Inc	129
732		Re/Max Holdings, Inc	47
5,305		Realogy Holdings Corp	175
10,691		Realty Income Corp	611
406	*,e	Redfin Corp	10
5,824		Regency Centers Corp	361
4,204		Retail Opportunities Investment Corp	80
9,278		Retail Properties of America, Inc	122
2,561		Rexford Industrial Realty, Inc	73
6,612		RLJ Lodging Trust	145
283		RMR Group, Inc	15
1,712		Ryman Hospitality Properties	107
6,162		Sabra Healthcare REIT, Inc	135
401		Safety Income and Growth, Inc	7
392		Saul Centers, Inc	24
4,600	*	SBA Communications Corp	663
1,918		Select Income REIT	45
9,263		Senior Housing Properties Trust	181
990	e	Seritage Growth Properties	46
12,012		Simon Property Group, Inc	1,934
3,877		SL Green Realty Corp	393
18,856		Spirit Realty Capital, Inc	162
1,876	*	St. Joe Co	35
3,470		STAG Industrial, Inc	95
3,925		Starwood Waypoint Homes	143
6,501		STORE Capital Corp	162
218		Stratus Properties, Inc	7
3,928		Summit Hotel Properties, Inc	63
2,801		Sun Communities, Inc	240
8,527		Sunstone Hotel Investors, Inc	137
3,676	e	Tanger Factory Outlet Centers, Inc	90
2,340		Taubman Centers, Inc	116
695	*	Tejon Ranch Co	15
1,821		Terreno Realty Corp	66
1,934		Tier REIT, Inc	37
761	*	Trinity Place Holdings, Inc	5
10,059		UDR, Inc	383
994		UMH Properties, Inc	15
6,462	e	Uniti Group, Inc	95
294		Universal Health Realty Income Trust	22
3,855		Urban Edge Properties	93
1,188		Urstadt Biddle Properties, Inc (Class A)	26
13,646		Ventas, Inc	889
38,221		VEREIT, Inc	317
6,739		Vornado Realty Trust	518
7,181		Washington Prime Group, Inc	60
3,060		Washington REIT	100
4,685		Weingarten Realty Investors	149
14,133		Welltower, Inc	993
28,720		Weyerhaeuser Co	977

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,293	e	Whitestone REIT	$17
4,118		WP Carey, Inc	278
4,278		Xenia Hotels & Resorts, Inc	90

		TOTAL REAL ESTATE	40,038

RETAILING - 4.8%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	13
2,429		Aaron’s, Inc	106
2,820		Abercrombie & Fitch Co (Class A)	41
2,788		Advance Auto Parts, Inc	277
15,391	*	Amazon.com, Inc	14,796
4,950		American Eagle Outfitters, Inc	71
367	*	America’s Car-Mart, Inc	15
727	*	Asbury Automotive Group, Inc	44
164	*,e	At Home Group, Inc	4
2,501	*,e	Autonation, Inc	119
1,081	*	AutoZone, Inc	643
1,364	*	Barnes & Noble Education, Inc	9
2,159		Barnes & Noble, Inc	16
5,381		Bed Bath & Beyond, Inc	126
10,076		Best Buy Co, Inc	574
824	e	Big 5 Sporting Goods Corp	6
1,715		Big Lots, Inc	92
517	*,e	Boot Barn Holdings, Inc	5
1,023	e	Buckle, Inc	17
512	*	Build-A-Bear Workshop, Inc	5
2,706	*	Burlington Stores, Inc	258
1,517		Caleres, Inc	46
437		Camping World Holdings, Inc	18
7,229	*,e	Carmax, Inc	548
575	*,e	Carvana Co	8
966		Cato Corp (Class A)	13
4,716		Chico’s FAS, Inc	42
670		Children’s Place Retail Stores, Inc	79
619		Citi Trends, Inc	12
708	*,e	Conn’s, Inc	20
764	*,e	Container Store Group, Inc	3
1,444		Core-Mark Holding Co, Inc	46
3,329		Dick’s Sporting Goods, Inc	90
590	e	Dillard’s, Inc (Class A)	33
10,569		Dollar General Corp	857
8,968	*	Dollar Tree, Inc	779
2,574		DSW, Inc (Class A)	55
404	*,e	Duluth Holdings, Inc	8
4,623		Expedia, Inc	665
3,087	*	Express Parent LLC	21
1,519		Finish Line, Inc (Class A)	18
2,096	*	Five Below, Inc	115
405	*	Floor & Decor Holdings, Inc	16
5,107		Foot Locker, Inc	180
127	*	Francesca’s Holdings Corp	1
1,409	e	Fred’s, Inc (Class A)	9
724	*	FTD Cos, Inc	9
322	*	Gaia, Inc	4
3,829		GameStop Corp (Class A)	79
9,382		Gap, Inc	277
737	*	Genesco, Inc	20
5,622		Genuine Parts Co	538
2,663		GNC Holdings, Inc	24
787		Group 1 Automotive, Inc	57
13,160	*	Groupon, Inc	68
2,487		Guess?, Inc	42
715		Haverty Furniture Cos, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

948	*,e	Hibbett Sports, Inc	$14
46,604		Home Depot, Inc	7,623
1,263		HSN, Inc	49
437	*,e	J. Jill, Inc	5
12,004	*,e	JC Penney Co, Inc	46
705	*	Kirkland’s, Inc	8
6,723		Kohl’s Corp	307
9,393		L Brands, Inc	391
487	*	Lands’ End, Inc	6
2,114	*	Liberty Expedia Holdings, Inc	112
16,138	*	Liberty Interactive Corp	380
3,006	*	Liberty TripAdvisor Holdings, Inc	37
3,088	*	Liberty Ventures	178
908		Lithia Motors, Inc (Class A)	109
11,611	*	LKQ Corp	418
33,208		Lowe’s Companies, Inc	2,655
1,099	*	Lumber Liquidators, Inc	43
11,947		Macy’s, Inc	261
1,129	*	MarineMax, Inc	19
4,461	*	Michaels Cos, Inc	96
1,185		Monro Muffler, Inc	66
1,357	*	Murphy USA, Inc	94
15,882	*	NetFlix, Inc	2,880
4,562		Nordstrom, Inc	215
1,156		Nutri/System, Inc	65
19,657		Office Depot, Inc	89
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	86
3,506	*	O’Reilly Automotive, Inc	755
567	*	Overstock.com, Inc	17
1,066	*	Party City Holdco, Inc	14
1,385		Penske Auto Group, Inc	66
765		PetMed Express, Inc	25
3,298		Pier 1 Imports, Inc	14
1,905	*	Priceline.com, Inc	3,488
1,673	e	Rent-A-Center, Inc	19
1,154	*,e	RH	81
14,739		Ross Stores, Inc	952
5,321	*	Sally Beauty Holdings, Inc	104
1,596	*	Select Comfort Corp	50
576		Shoe Carnival, Inc	13
1,315	*	Shutterfly, Inc	64
2,675		Signet Jewelers Ltd	178
1,157		Sonic Automotive, Inc (Class A)	24
1,434	*,e	Sportsman’s Warehouse Holdings, Inc	7
1,859	e	Tailored Brands, Inc	27
21,358		Target Corp	1,260
4,221		Tiffany & Co	387
1,314		Tile Shop Holdings, Inc	17
432		Tilly’s, Inc	5
25,027		TJX Companies, Inc	1,845
5,032		Tractor Supply Co	319
4,356	*,e	TripAdvisor, Inc	177
2,311	*	Ulta Beauty, Inc	522
3,362	*	Urban Outfitters, Inc	80
990	*	Vitamin Shoppe, Inc	5
1,500	*	Wayfair, Inc	101
3,375	e	Williams-Sonoma, Inc	168
94		Winmark Corp	12
686	*	Zumiez, Inc	12

		TOTAL RETAILING	49,116

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
716	*,e	Acacia Communications, Inc	$34
1,546	*	Advanced Energy Industries, Inc	125
31,073	*	Advanced Micro Devices, Inc	396
844	*	Alpha & Omega Semiconductor Ltd	14
1,266	*,e	Ambarella, Inc	62
3,751	*	Amkor Technology, Inc	40
13,963		Analog Devices, Inc	1,203
41,623		Applied Materials, Inc	2,168
1,183	*	Axcelis Technologies, Inc	32
1,452	*	AXT, Inc	13
15,498		Broadcom Ltd	3,759
2,689		Brooks Automation, Inc	82
744		Cabot Microelectronics Corp	59
2,572	*	Cavium, Inc	170
839	*	Ceva, Inc	36
2,507	*	Cirrus Logic, Inc	134
1,050		Cohu, Inc	25
3,781	*	Cree, Inc	107
248	*,e	CyberOptics Corp	4
12,862		Cypress Semiconductor Corp	193
1,498	*	Diodes, Inc	45
845	*	DSP Group, Inc	11
5,537	*	Entegris, Inc	160
3,179	*	First Solar, Inc	146
2,989	*	Formfactor, Inc	50
500	*	GSI Technology, Inc	4
445	*	Ichor Holdings Ltd	12
705	*,e	Impinj, Inc	29
1,603	*,e	Inphi Corp	64
5,139	*	Integrated Device Technology, Inc	137
183,089		Intel Corp	6,972
965		IXYS Corp	23
6,140		Kla-Tencor Corp	651
2,498	*	Kopin Corp	10
6,216		Lam Research Corp	1,150
5,097	*	Lattice Semiconductor Corp	27
1,568	*,e	MA-COM Technology Solutions	70
14,795		Marvell Technology Group Ltd	265
10,627		Maxim Integrated Products, Inc	507
2,280	*	MaxLinear, Inc	54
8,794		Microchip Technology, Inc	790
40,455	*	Micron Technology, Inc	1,591
4,508	*	Microsemi Corp	232
2,066		MKS Instruments, Inc	195
1,572		Monolithic Power Systems, Inc	167
1,014	*	Nanometrics, Inc	29
1,216	*,e	NeoPhotonics Corp Ltd	7
192		NVE Corp	15
22,088		NVIDIA Corp	3,949
12,905	*	NXP Semiconductors NV	1,459
16,325	*	ON Semiconductor Corp	301
1,181	*	PDF Solutions, Inc	18
2,703	*	Photronics, Inc	24
1,047	*	Pixelworks, Inc	5
1,113		Power Integrations, Inc	81
4,730	*	Qorvo, Inc	334
57,358		Qualcomm, Inc	2,973
4,243	*	Rambus, Inc	57
1,221	*	Rudolph Technologies, Inc	32
2,520	*	Semtech Corp	95
1,460	*	Sigma Designs, Inc	9
1,625	*	Silicon Laboratories, Inc	130

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,073		Skyworks Solutions, Inc	$721
781	*	SMART Global Holdings, Inc	21
2,299	*,e	SunPower Corp	17
7,814		Teradyne, Inc	291
38,732		Texas Instruments, Inc	3,472
1,266	*	Ultra Clean Holdings	39
1,833	*	Veeco Instruments, Inc	39
4,186		Versum Materials, Inc	162
2,114	*	Xcerra Corp	21
9,521		Xilinx, Inc	674
1,849		Xperi Corp	47

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,040

SOFTWARE & SERVICES - 13.1%
1,702	*	2U, Inc	95
3,462	*	8x8, Inc	47
1,883	*	A10 Networks, Inc	14
24,053		Accenture plc	3,249
4,522	*	ACI Worldwide, Inc	103
28,716		Activision Blizzard, Inc	1,852
1,196	*	Actua Corp	18
3,018	*	Acxiom Corp	74
19,141	*	Adobe Systems, Inc	2,855
6,269	*	Akamai Technologies, Inc	305
792	*	Alarm.com Holdings, Inc	36
1,833		Alliance Data Systems Corp	406
11,530	*	Alphabet, Inc (Class A)	11,227
11,713	*	Alphabet, Inc (Class C)	11,234
345	*,e	Alteryx, Inc	7
781	*	Amber Road, Inc	6
5,455		Amdocs Ltd	351
1,091	*	American Software, Inc (Class A)	12
3,225	*	Ansys, Inc	396
244	*	Appfolio, Inc	12
679	*	Apptio, Inc	13
2,929	*	Aspen Technology, Inc	184
2,857	*	Atlassian Corp plc	100
7,989	*	Autodesk, Inc	897
17,383		Automatic Data Processing, Inc	1,900
1,988	*	Bankrate, Inc	28
898	*	Barracuda Networks, Inc	22
3,330	*	Bazaarvoice, Inc	17
613	*,e	Benefitfocus, Inc	21
1,120	*,e	Black Knight Financial Services, Inc	48
1,852		Blackbaud, Inc	163
2,122	*	Blackhawk Network Holdings, Inc	93
433	*	Blackline, Inc	15
1,604	*	Blucora, Inc	41
5,706		Booz Allen Hamilton Holding Co	213
1,563	*	Bottomline Technologies, Inc	50
3,062	*	Box, Inc	59
1,247	*	Brightcove, Inc	9
4,397		Broadridge Financial Solutions, Inc	355
1,199	*	BroadSoft, Inc	60
12,264		CA, Inc	409
946	*	CACI International, Inc (Class A)	132
10,847	*	Cadence Design Systems, Inc	428
2,494	*	Callidus Software, Inc	61
960	*	Carbonite, Inc	21
1,770	*	Cardtronics plc	41
534	*	Care.com, Inc	9
2,801	*,e	Cars.com, Inc	75
437		Cass Information Systems, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,282		CDK Global, Inc	$333
921	*	ChannelAdvisor Corp	11
974	*,e	Cimpress NV	95
5,918	*	Citrix Systems, Inc	455
514	*,e	Cloudera, Inc	9
22,688		Cognizant Technology Solutions Corp (Class A)	1,646
1,101	*	CommerceHub, Inc	24
550	*	CommerceHub, Inc (Series A)	12
1,509	*	Commvault Systems, Inc	92
7,418	*	Conduent, Inc	116
3,726		Convergys Corp	96
2,077	*	Cornerstone OnDemand, Inc	84
1,257	*	CoStar Group, Inc	337
1,159	*	Coupa Software, Inc	36
1,299		CSG Systems International, Inc	52
6,290		CSRA, Inc	203
7,781	*	Dell Technologies, Inc-VMware Inc	601
1,843	*	DHI Group, Inc	5
335	*,e	Digimarc Corp	12
2,395		DST Systems, Inc	131
10,891		DXC Technology Co	935
39,246	*	eBay, Inc	1,509
927	e	Ebix, Inc	61
11,601	*	Electronic Arts, Inc	1,370
1,316	*	Ellie Mae, Inc	108
2,483	*	Endurance International Group Holdings, Inc	20
1,657	*	Envestnet, Inc	85
1,908	*	EPAM Systems, Inc	168
4,286	*	Etsy, Inc	72
1,952	*	Euronet Worldwide, Inc	185
662	*	Everbridge, Inc	18
2,472	*	Everi Holdings, Inc	19
2,375		EVERTEC, Inc	38
544	*	EXA Corp	13
1,241	*	ExlService Holdings, Inc	72
90,420	*	Facebook, Inc	15,450
1,192		Fair Isaac Corp	167
12,689		Fidelity National Information Services, Inc	1,185
6,880	*	FireEye, Inc	115
3,306	*	First American Corp	153
17,769	*	First Data Corp	321
8,181	*	Fiserv, Inc	1,055
2,029	*	Five9, Inc	49
3,488	*	FleetCor Technologies, Inc	540
381		Forrester Research, Inc	16
5,752	*	Fortinet, Inc	206
3,425	*	Gartner, Inc	426
5,261		Genpact Ltd	151
1,400	*	Gigamon, Inc	59
5,776		Global Payments, Inc	549
253	*,e	Glu Mobile, Inc	1
4,503	*	GoDaddy, Inc	196
2,248	*,e	Gogo, Inc	27
3,333	*	GrubHub, Inc	176
1,166	*	GTT Communications, Inc	37
2,905	*	Guidewire Software, Inc	226
1,077		Hackett Group, Inc	16
1,639	*	Hortonworks, Inc	28
1,304	*	HubSpot, Inc	110
2,708	*	IAC/InterActiveCorp	318
1,304	*	Imperva, Inc	57
1,377	*	Information Services Group, Inc	6
825	*	Instructure, Inc	27
3,160	*	Internap Network Services Corp	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

33,370		International Business Machines Corp	$4,841
9,422		Intuit, Inc	1,339
1,794		j2 Global, Inc	133
2,895		Jack Henry & Associates, Inc	298
487	*	Leaf Group Ltd	3
5,555		Leidos Holdings, Inc	329
3,363	*	Limelight Networks, Inc	13
1,143	*	Liquidity Services, Inc	7
2,140	*	Liveperson, Inc	29
2,029		LogMeIn, Inc	223
2,696	*	Manhattan Associates, Inc	112
1,025		Mantech International Corp (Class A)	45
36,543		MasterCard, Inc (Class A)	5,160
1,373	*,e	Match Group, Inc	32
2,490		MAXIMUS, Inc	161
2,453	*	Meet Group, Inc	9
290,563		Microsoft Corp	21,644
367	*	MicroStrategy, Inc (Class A)	47
1,433	*	MINDBODY, Inc	37
1,253	*	Mitek Systems, Inc	12
1,693	*	MobileIron, Inc	6
844	*	Model N, Inc	13
1,065	*	MoneyGram International, Inc	17
1,609		Monotype Imaging Holdings, Inc	31
570	*,e	MuleSoft, Inc	12
1,138	*	New Relic, Inc	57
2,596		NIC, Inc	45
11,208	*	Nuance Communications, Inc	176
1,354	*,e	Nutanix, Inc	30
446	*,e	Okta, Inc	13
111,387		Oracle Corp	5,386
7,425	*	Pandora Media, Inc	57
444	*,e	Park City Group, Inc	5
12,266		Paychex, Inc	735
1,911	*	Paycom Software, Inc	143
1,003	*	Paylocity Holding Corp	49
43,852	*	PayPal Holdings, Inc	2,808
1,438		Pegasystems, Inc	83
1,320	*	Perficient, Inc	26
1,710	*	Planet Payment, Inc	7
707	*	Presidio, Inc	10
1,791		Progress Software Corp	68
1,685	*	Proofpoint, Inc	147
1,099	*	PROS Holdings, Inc	27
4,489	*	PTC, Inc	253
1,206	*	Q2 Holdings, Inc	50
400		QAD, Inc (Class A)	14
1,213	*	Qualys, Inc	63
1,192	*	QuinStreet, Inc	9
2,851	*	Quotient Technology, Inc	45
809	*	Rapid7, Inc	14
1,085	*	RealNetworks, Inc	5
2,285	*	RealPage, Inc	91
6,793	*	Red Hat, Inc	753
393		Reis, Inc	7
2,430	*	RingCentral, Inc	101
750	*	Rosetta Stone, Inc	8
1,562	*	Rubicon Project, Inc	6
8,252		Sabre Corp	149
26,148	*	salesforce.com, Inc	2,443
1,738		Science Applications International Corp	116
257	*,e	SecureWorks Corp	3
6,396	*	ServiceNow, Inc	752
2,827	*	ServiceSource International LLC	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

719	*	Shutterstock, Inc	$24
1,525	*	Silver Spring Networks, Inc	25
5,383	*	Splunk, Inc	358
690	*	SPS Commerce, Inc	39
8,664	*	Square, Inc	250
6,722		SS&C Technologies Holdings, Inc	270
618	*	Stamps.com, Inc	125
352	*	StarTek, Inc	4
1,511	*	Sykes Enterprises, Inc	44
23,562		Symantec Corp	773
1,690	*	Synchronoss Technologies, Inc	16
5,666	*	Synopsys, Inc	456
1,329		Syntel, Inc	26
2,342	*	Tableau Software, Inc	175
3,882	*	Take-Two Interactive Software, Inc	397
708	*	TechTarget, Inc	8
834	*	TeleNav, Inc	5
541		TeleTech Holdings, Inc	23
5,039	*	Teradata Corp	170
4,511		TiVo Corp	90
6,858		Total System Services, Inc	449
674	*	Trade Desk, Inc	41
4,786		Travelport Worldwide Ltd	75
2,406	*,e	TrueCar, Inc	38
349	*,e	Tucows, Inc	20
2,425	*,e	Twilio, Inc	72
25,194	*	Twitter, Inc	425
1,348	*	Tyler Technologies, Inc	235
1,115	*	Ultimate Software Group, Inc	211
2,160	*,e	Unisys Corp	18
265	*	Upland Software, Inc	6
6,275	*	Vantiv, Inc	442
743	*	Varonis Systems, Inc	31
1,227	*	Vasco Data Security International	15
2,429	*	Verint Systems, Inc	102
3,436	*	VeriSign, Inc	366
2,063	*,e	VirnetX Holding Corp	8
1,072	*	Virtusa Corp	41
71,567		Visa, Inc (Class A)	7,532
2,632	*,e	VMware, Inc (Class A)	287
1,495	*	Website Pros, Inc	37
17,679		Western Union Co	339
1,532	*	WEX, Inc	172
4,948	*	Workday, Inc	521
912	*	Workiva, Inc	19
886	*	XO Group, Inc	17
3,020	*	Yelp, Inc	131
452	*,e	Yext, Inc	6
3,760	*	Zendesk, Inc	109
2,077	*	Zillow Group, Inc	83
4,117	*,e	Zillow Group, Inc (Class C)	166
2,044	*	Zix Corp	10
30,167	*	Zynga, Inc	114

		TOTAL SOFTWARE & SERVICES	133,228

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
4,245	*,e	3D Systems Corp	57
1,869		Adtran, Inc	45
932	*	Aerohive Networks, Inc	4
596	*	Agilysys, Inc	7
11,480		Amphenol Corp (Class A)	972
1,131	*	Anixter International, Inc	96
202,146	d	Apple, Inc	31,155

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

712	*,e	Applied Optoelectronics, Inc	$46
2,066	*	Arista Networks, Inc	392
7,042	*	ARRIS International plc	201
3,457	*	Arrow Electronics, Inc	278
1,363	*	Avid Technology, Inc	6
4,866		Avnet, Inc	191
1,630		AVX Corp	30
1,096		Badger Meter, Inc	54
429		Bel Fuse, Inc (Class B)	13
1,632		Belden CDT, Inc	131
1,932	*	Benchmark Electronics, Inc	66
14,557		Brocade Communications Systems, Inc	174
1,369	*	CalAmp Corp	32
1,907	*	Calix, Inc	10
5,990		CDW Corp	395
5,012	*	Ciena Corp	110
194,568		Cisco Systems, Inc	6,543
522	*	Clearfield, Inc	7
3,245		Cognex Corp	358
954	*	Coherent, Inc	224
7,423	*	CommScope Holding Co, Inc	247
784		Comtech Telecommunications Corp	16
938	*	Control4 Corp	28
35,002		Corning, Inc	1,047
1,568	*	Cray, Inc	31
1,256		CTS Corp	30
48		Daktronics, Inc	1
2,906		Diebold, Inc	66
1,019	*	Digi International, Inc	11
2,138		Dolby Laboratories, Inc (Class A)	123
789	*	Eastman Kodak Co	6
1,847	*	EchoStar Corp (Class A)	106
1,199	*	Electro Scientific Industries, Inc	17
1,788	*	Electronics for Imaging, Inc	76
1,103		EMCORE Corp	9
518	*	ePlus, Inc	48
4,537	*	Extreme Networks, Inc	54
2,532	*	F5 Networks, Inc	305
1,440	*	Fabrinet	53
655	*	FARO Technologies, Inc	25
4,415	*	Finisar Corp	98
6,696	*,e	Fitbit, Inc	47
5,311		Flir Systems, Inc	207
3,142	*	Harmonic, Inc	10
4,638		Harris Corp	611
64,048		Hewlett Packard Enterprise Co	942
65,542		HP, Inc	1,308
2,439	*	II-VI, Inc	100
1,305	*,e	Immersion Corp	11
5,792	*	Infinera Corp	51
1,383	*	Insight Enterprises, Inc	64
1,347		InterDigital, Inc	99
735	*	Intevac, Inc	6
1,406	*	IPG Photonics Corp	260
944	*	Iteris, Inc	6
1,329	*	Itron, Inc	103
6,973		Jabil Circuit, Inc	199
14,449		Juniper Networks, Inc	402
1,750	*	Kemet Corp	37
7,216	*	Keysight Technologies, Inc	301
1,038	*	Kimball Electronics, Inc	22
3,427	*	Knowles Corp	52
758	*	KVH Industries, Inc	9
875		Littelfuse, Inc	171

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,352	*	Lumentum Holdings, Inc	$128
1,366	*	Maxwell Technologies, Inc	7
126		Mesa Laboratories, Inc	19
1,398		Methode Electronics, Inc	59
2,561	*,e	Microvision, Inc	7
6,223		Motorola, Inc	528
632		MTS Systems Corp	34
428	*	Napco Security Technologies, Inc	4
4,043		National Instruments Corp	171
4,702	*	NCR Corp	176
10,563		NetApp, Inc	462
1,274	*	Netgear, Inc	61
3,375	*	Netscout Systems, Inc	109
1,269	*	Novanta, Inc	55
6,405	*,e	Oclaro, Inc	55
673	*	OSI Systems, Inc	62
3,367	*	Palo Alto Networks, Inc	485
766		Park Electrochemical Corp	14
430		PC Connection, Inc	12
372	*	PC Mall, Inc	5
1,300		Plantronics, Inc	58
1,309	*	Plexus Corp	73
3,625	*	Pure Storage, Inc	58
807	*	Quantenna Communications, Inc	14
1,091	*	Quantum Corp	7
1,483	*	Radisys Corp	2
701	*	Rogers Corp	93
2,856	*	Sanmina Corp	106
958	*	Scansource, Inc	42
2,205	*	Sonus Networks, Inc	17
1,939	*	Stratasys Ltd	45
1,554	*	Super Micro Computer, Inc	34
1,338	*	Synaptics, Inc	52
1,121		SYNNEX Corp	142
461		Systemax, Inc	12
1,361	*	Tech Data Corp	121
9,398	*	Trimble Navigation Ltd	369
3,576	*	TTM Technologies, Inc	55
905	*,e	Ubiquiti Networks, Inc	51
1,630		Universal Display Corp	210
1,586	*	USA Technologies, Inc	10
4,353	*	VeriFone Systems, Inc	88
2,057	*,e	Viasat, Inc	132
8,882	*	Viavi Solutions, Inc	84
5,245		Vishay Intertechnology, Inc	99
398	*	Vishay Precision Group, Inc	10
11,243		Western Digital Corp	971
8,969		Xerox Corp	299
2,046	*	Zebra Technologies Corp (Class A)	222

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	54,941

TELECOMMUNICATION SERVICES - 2.0%
238,397		AT&T, Inc	9,338
373		ATN International, Inc	20
1,565	*	Boingo Wireless, Inc	33
21,000	e	CenturyLink, Inc	397
1,724	*	Cincinnati Bell, Inc	34
1,599		Cogent Communications Group, Inc	78
2,586		Consolidated Communications Holdings, Inc	49
3,091	e	Frontier Communications Corp	36
1,059	*	General Communication, Inc (Class A)	43
17,030	*,e	Globalstar, Inc	28
235	*	Hawaiian Telcom Holdco, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

609		IDT Corp (Class B)	$9
1,272	*	Intelsat S.A.	6
2,990	*,e	Iridium Communications, Inc	31
11,299	*	Level 3 Communications, Inc	602
757	*	Lumos Networks Corp	14
661	*	Ooma, Inc	7
2,552	*	Orbcomm, Inc	27
410	*,e	pdvWireless, Inc	12
1,811		Shenandoah Telecom Co	67
859		Spok Holdings, Inc	13
24,656	*	Sprint Corp	192
336	*	Straight Path Communications, Inc	61
3,834		Telephone & Data Systems, Inc	107
11,436	*	T-Mobile US, Inc	705
176	*	US Cellular Corp	6
158,324		Verizon Communications, Inc	7,836
7,849	*	Vonage Holdings Corp	64
7,823	e	Windstream Holdings, Inc	14
7,262	*	Zayo Group Holdings, Inc	250

		TOTAL TELECOMMUNICATION SERVICES	20,086

TRANSPORTATION - 2.1%
2,138	*	Air Transport Services Group, Inc	52
4,686		Alaska Air Group, Inc	357
502		Allegiant Travel Co	66
196		Amerco, Inc	73
17,435		American Airlines Group, Inc	828
1,131		Arkansas Best Corp	38
913	*	Atlas Air Worldwide Holdings, Inc	60
2,527	*	Avis Budget Group, Inc	96
5,490		CH Robinson Worldwide, Inc	418
1,092		Copa Holdings S.A. (Class A)	136
1,032		Costamare, Inc	6
452	*	Covenant Transportation Group, Inc	13
34,114		CSX Corp	1,851
763	*,e	Daseke, Inc	10
26,184		Delta Air Lines, Inc	1,263
1,536	*	Eagle Bulk Shipping, Inc	7
1,070	*	Echo Global Logistics, Inc	20
6,826		Expeditors International of Washington, Inc	409
9,554		FedEx Corp	2,155
1,166		Forward Air Corp	67
2,376	*	Genesee & Wyoming, Inc (Class A)	176
1,746	*	Hawaiian Holdings, Inc	66
1,188		Heartland Express, Inc	30
2,016	*,e	Hertz Global Holdings, Inc	45
1,279	*	Hub Group, Inc (Class A)	55
3,419		J.B. Hunt Transport Services, Inc	380
13,024	*	JetBlue Airways Corp	241
4,134		Kansas City Southern Industries, Inc	449
2,088	*	Kirby Corp	138
4,783	*	Knight-Swift Transportation Holdings, Inc	199
1,627		Landstar System, Inc	162
3,019		Macquarie Infrastructure Co LLC	218
1,495		Marten Transport Ltd	31
1,675		Matson, Inc	47
3,393	*,e	Navios Maritime Holdings, Inc	6
11,215		Norfolk Southern Corp	1,483
2,413		Old Dominion Freight Line	266
334		Park-Ohio Holdings Corp	15
1,449	*	Radiant Logistics, Inc	8
1,220	*	Roadrunner Transportation Services Holdings, Inc	12
2,083		Ryder System, Inc	176

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,798	*	Safe Bulkers, Inc	$5
945	*	Saia, Inc	59
1,179		Schneider National, Inc	30
2,180	*	Scorpio Bulkers, Inc	15
1,961		Skywest, Inc	86
21,751		Southwest Airlines Co	1,218
2,736	*	Spirit Airlines, Inc	91
31,372		Union Pacific Corp	3,638
10,777	*	United Continental Holdings, Inc	656
26,765		United Parcel Service, Inc (Class B)	3,214
200		Universal Truckload Services, Inc	4
1,875		Werner Enterprises, Inc	68
4,303	*	XPO Logistics, Inc	292
147	*	YRC Worldwide, Inc	2

		TOTAL TRANSPORTATION	21,506

UTILITIES - 3.1%
26,007		AES Corp	287
1,901		Allete, Inc	147
8,909		Alliant Energy Corp	370
9,471		Ameren Corp	548
19,076		American Electric Power Co, Inc	1,340
1,409		American States Water Co	69
6,823		American Water Works Co, Inc	552
6,497		Aqua America, Inc	216
443	*	AquaVenture Holdings Ltd	6
366		Artesian Resources Corp	14
5,498	*	Atlantic Power Corp	13
3,854		Atmos Energy Corp	323
2,130		Avangrid, Inc	101
2,492		Avista Corp	129
2,094		Black Hills Corp	144
809	*	Cadiz, Inc	10
1,860		California Water Service Group	71
14,048	*	Calpine Corp	207
16,878		Centerpoint Energy, Inc	493
640		Chesapeake Utilities Corp	50
10,932		CMS Energy Corp	506
438		Connecticut Water Service, Inc	26
11,805		Consolidated Edison, Inc	952
626		Consolidated Water Co, Inc	8
24,377		Dominion Resources, Inc	1,875
7,000		DTE Energy Co	752
27,089		Duke Energy Corp	2,273
4,351	*	Dynegy, Inc	43
12,260		Edison International	946
1,320		El Paso Electric Co	73
7,030		Entergy Corp	537
12,159		Eversource Energy	735
36,188		Exelon Corp	1,363
17,273		FirstEnergy Corp	533
535		Genie Energy Ltd	4
349		Global Water Resources, Inc	3
8,417		Great Plains Energy, Inc	255
3,788		Hawaiian Electric Industries, Inc	126
1,787		Idacorp, Inc	157
7,499		MDU Resources Group, Inc	195
1,395		MGE Energy, Inc	90
644		Middlesex Water Co	25
3,118		National Fuel Gas Co	177
3,351		New Jersey Resources Corp	141
18,116		NextEra Energy, Inc	2,655
12,679		NiSource, Inc	324

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,124		Northwest Natural Gas Co	$72
1,891		NorthWestern Corp	108
11,154		NRG Energy, Inc	285
1,290		NRG Yield, Inc (Class A)	24
1,773		NRG Yield, Inc (Class C)	34
7,848		OGE Energy Corp	283
2,027		ONE Gas, Inc	149
1,582		Ormat Technologies, Inc	97
1,523		Otter Tail Corp	66
2,658		Pattern Energy Group, Inc	64
19,793		PG&E Corp	1,348
4,281		Pinnacle West Capital Corp	362
3,215		PNM Resources, Inc	130
3,158		Portland General Electric Co	144
26,290		PPL Corp	998
19,843		Public Service Enterprise Group, Inc	918
626	*	Pure Cycle Corp	5
263		RGC Resources, Inc	8
5,186		SCANA Corp	251
9,662		Sempra Energy	1,103
678		SJW Corp	38
3,054		South Jersey Industries, Inc	105
38,424		Southern Co	1,888
1,840		Southwest Gas Corp	143
431	e	Spark Energy, Inc	6
1,831		Spire, Inc	137
700		TerraForm Global, Inc	3
3,165		TerraForm Power, Inc	42
6,774		UGI Corp	317
534		Unitil Corp	26
3,221		Vectren Corp	212
9,455		Vistra Energy Corp	177
876	*,e	Vivint Solar, Inc	3
12,355		WEC Energy Group, Inc	776
5,253		Westar Energy, Inc	261
1,996		WGL Holdings, Inc	168
19,839		Xcel Energy, Inc	939
490		York Water Co	17

		TOTAL UTILITIES	$31,571

		TOTAL COMMON STOCKS (Cost $433,491)	1,010,809

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital, Inc			$0

		TOTAL DIVERSIFIED FINANCIALS			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	†,m	Forest Laboratories, Inc CVR			1
244	†,m	Omthera Pharmaceuticals, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1

SOFTWARE & SERVICES - 0.0%
1,221	†,m	Gerber Scientific, Inc			0

		TOTAL SOFTWARE & SERVICES			0

		TOTAL RIGHTS / WARRANTS (Cost $0)			1

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.5%
$4,700,000		Federal Home Loan Bank (FHLB)	0.700%	10/02/17	4,700

		TOTAL GOVERNMENT AGENCY DEBT			4,700

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
11,284,183	c	State Street Navigator Securities Lending Government Money Market Portfolio			11,284

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,284

		TOTAL SHORT-TERM INVESTMENTS (Cost $15,984)			15,984

		TOTAL INVESTMENTS - 101.0% (Cost $449,475)			1,026,794
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(10,178)

		NET ASSETS - 100.0%			$1,016,616

Abbreviation(s):

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

^	Amount represents less than $1,000.

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

e	All or a portion of these securities are out on loan. The value of securities on loan is $10,965,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	28	12/15/17	$3,456	$3,523	$67

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission (“Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying Schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the Schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Account’s various filings. On August 1, 2017, the Account adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedule of investments for certain investment types. Please refer to the schedule of investments and Note 3 of the financial statement disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Account’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Schedule of investments. As of September 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2017, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of September 30, 2017, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity Investments:
Health care	$140,705	$—	$1	$140,706
Industrials	109,589	—	7	109,596
All other equity investments*	760,508	—	—	760,508
Short-term investments	11,284	4,700	—	15,984
Futures contracts**	67	—	—	67
Total	$1,022,153	$4,700	$8	$1,026,861

*	For detailed categories, see the accompanying schedule of investments.

**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of September 30, 2017 are disclosed in the full Schedule of investments.

Note 4—investments

Securities lending: The Account may lend their securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the Schedule of investments. As of September, 30 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments was $577,319,000, consisting of gross unrealized appreciation of $602,941,000 and gross unrealized depreciation of $(25,622,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: November 15, 2017	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2017	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President (principal executive officer)

Dated: November 15, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Chief Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer